As filed with the Securities and Exchange Commission on June 24, 2025

1933 Act Registration File No. 333-287352

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.	1	☒
Post-Effective Amendment No.		☐

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 303.226.4150

Copies to:

Christopher Moore

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

JoAnn Strasser, Esq.
Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH 43215

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, in the following series of the Registrant: Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Joint Special Meeting of Shareholders

Questions and Answers

Part A – Combined Proxy Statement and Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Page

Exhibits

Proxy Card

COMBINED PROXY STATEMENT AND PROSPECTUS

For the Reorganizations of

Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

Each a series of Financial Investors Trust

1290 Broadway, Suite 1000, Denver, Colorado 80203

into

Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

Each a series of Elevation Series Trust

1700 Broadway, Suite 1850, Denver, Colorado 80290

June [   ], 2025

Vulcan Value Partners Fund (VVPLX and VVILX) and Vulcan Value Partners Small Cap Fund (VVPSX and VVISX)

each, a series of Financial Investors Trust

1290 Broadway, Suite 1000, Denver, Colorado 80203

June [   ], 2025

Dear Shareholder:

On behalf of the Board of Trustees of Financial Investors Trust (the “Board”), we invite you to a Special Meeting of Shareholders (the “Special Meeting”) of the Vulcan Value Partners Fund (Institutional Class Shares ticker: VVILX and Investor Class Shares ticker: VVPLX) and Vulcan Value Partners Small Cap Fund (Institutional Class Shares ticker: VVISX and Investor Class Shares ticker: VVPSX) (each an “Acquired Fund” and collectively the “Acquired Funds”), each a series of Financial Investors Trust, on August 7, 2025, at the principal executive offices of Financial Investors Trust, located at 1290 Broadway, Suite 1000, Denver, CO 80203, at 10:00 a.m. Mountain time.

As discussed in more detail in the enclosed Combined Proxy Statement and Prospectus, at the Special Meeting, the shareholders of the Acquired Funds as of June 10, 2025 (the record date) will be asked to consider and vote to approve an Agreement and Plan of Reorganization (the “Plan”) to reorganize the Acquired Funds into Vulcan Value Partners Fund (Institutional Class Shares ticker: VVILX and Investor Class Shares ticker: VVPLX) and Vulcan Value Partners Small Cap Fund (Institutional Class Shares ticker: VVISX and Investor Class Shares ticker: VVPSX) (each an “Acquiring Fund” and collectively the “Acquiring Funds”), each of which is a newly created series of Elevation Series Trust (each a “Reorganization” and collectively the “Reorganizations”). Vulcan Value Partners, LLC (“Vulcan”), the Acquired Funds’ investment adviser, will also serve as the investment adviser to the Acquiring Funds. The investment objective of each of the Acquiring Funds is the same as the investment objective of the corresponding Acquired Fund, and the principal investment strategies and principal risks of each of the Acquiring Funds is substantially similar to the principal investment strategies and principal risks of the corresponding Acquired Fund. In addition, the portfolio managers that currently manage the Acquired Funds will also manage the Acquiring Funds. Please note that even though each Acquiring Fund’s Investor Class expenses will include a 0.25% distribution (12b-1) fee, the gross and net operating expenses of each class of each Acquiring Fund are expected to be the same or lower than those of the corresponding Acquired Fund, except that the gross operating expenses of the Investor class of each Acquiring Fund are expected to be higher than those of the corresponding Acquired Fund. The Acquired Funds’ legal counsel, administrator, custodian, transfer agent and fund accountant will change as a result of the Reorganizations.

Vulcan believes that the Reorganizations will benefit Acquired Fund investors through lower fees and expenses. Specifically, the Acquiring Funds will pay a slightly lower management fee, and the Acquiring Funds Investor Class shares are expected to have a lower net operating expense ratio than the Acquired Funds Investor Class shares; however, the gross operating expense ratio of each Acquiring Fund’s Investor Class is expected to be higher than the corresponding Acquired Fund’s Investor Class. The Acquiring Funds Institutional Class shares are expected to have the same net operating expense ratio as the Acquired Funds Institutional Class net operating expense ratio, and each Acquiring Fund’s Institutional Class is expected to have a lower gross operating expense ratio than its Acquired Fund’s Institutional Class shares.

Additionally, Acquired Fund investors will continue to benefit from the following:

1) The Investment Objective and the Principal Investment Strategies: The Acquiring Funds will have the same investment objective and substantially similar principal investment strategies as the Acquired Funds.

2) Skills, Financial Capacity and Resources of Vulcan Value Partners LLC: The Acquiring Funds will be managed by Vulcan, which as of February 28, 2025, provides investment advisory services for separately managed accounts, UCITS, CITs, private funds, and had assets under management of approximately $7 billion.

3) Expenses Relating to the Reorganizations: The Acquired Funds will not incur any expenses in connection with the Reorganizations.

4) Reorganization is Not Expected to Dilute Shareholder’s Interests: The proposed Reorganizations are not expected to result in the dilution of the Acquired Funds’ shareholder’s interests.

5) Continued Redemption Rights Prior to Reorganization: The Acquired Funds’ shareholders will continue to have the ability to redeem their shares prior to the Reorganizations.

6) Federal Income Tax Consequences: The Reorganizations are expected to qualify as tax-free reorganizations for U.S. federal income tax purposes, and the Acquired Funds’ shareholders are not expected to recognize any gain or loss upon receipt of Acquiring Funds’ shares in the Reorganization.

The Acquiring Funds were established solely for the purpose of acquiring the assets of the corresponding Acquired Fund and continuing the corresponding Acquired Funds’ business. Upon shareholder approval and effectiveness of the Plan, you will receive shares of the corresponding Acquiring Fund equivalent to the value of your Acquired Fund shares as of the closing date of the Reorganizations in complete liquidation and dissolution of each of the Acquired Funds, and you will no longer be a shareholder of the Acquired Fund(s), but will become a shareholder of the corresponding Acquiring Fund(s).

No sales loads, commissions, or other transactional fees will be imposed on shareholders in connection with the expected tax-free exchange of their shares. See “Will I incur any direct or indirect fees or expenses as a result of the Reorganization(s)?” in the attached “Questions and Answers” for additional information.

Additional information about the Acquiring Funds is included in Appendix D of the Combined Proxy Statement and Prospectus and in the Statement of Additional Information related to the Combined Proxy Statement and Prospectus.

YOUR VOTE IS IMPORTANT.

The Board believes that each proposed Reorganization is in the best interest of each of the Acquired Fund’s shareholders and recommends that you vote “FOR” the approval of the Plan to authorize the Reorganization(s) with respect to the Acquired Fund(s) in which you own shares.

You can vote in one of the following ways:

●	By mail with the enclosed proxy card; or
●	In person at the Special Meeting at 1290 Broadway, Suite 1000, Denver, CO 80203, commencing at 10:00 a.m. Mountain time on August 7, 2025.
●	Internet: www.proxyvotenow.com/VULCAN2025
●	Phone: Call 855-672-4278 toll free.
■	Read the Proxy Statement and have your Proxy Card at hand.
■	Use any touch-tone telephone.

■	Follow the simple recorded instructions.

Thank you for your consideration of this important proposal. Your vote is extremely important, so please read the enclosed Combined Proxy Statement and Prospectus carefully and submit your vote. If you have any questions about the proposal, please call Sodali & Co. at 888-625-6503.

Your vote is very important to us. Thank you for your response.

Sincerely,

Brendan Hamill Secretary Financial Investors Trust

Vulcan Value Partners Fund (VVPLX and VVILX) and
Vulcan Value Partners Small Cap Fund (VVPSX and VVISX)

each, a series of Financial Investors Trust

1290 Broadway, Suite 1000, Denver, Colorado 80203

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON August 7, 2025

To the Shareholders of the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Acquired Funds”), each a series of Financial Investors Trust, will be held on August 7, 2025, at the principal executive offices of Financial Investors Trust, located at 1290 Broadway, Suite 1000, Denver, CO 80203, at 10:00 a.m. Mountain time.

At the Special Meeting, you and the other shareholders of each Acquired Fund will be asked to consider and vote on the following proposal and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

Proposal:	To approve the Agreement and Plan of Reorganization (the “Plan”) approved by the Board of Trustees of Financial Investors Trust, which provides for the reorganization (the “Reorganization”) of each Acquired Fund, each a series of Financial Investors Trust, into Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, each a newly created series of Elevation Series Trust.

The proposed Reorganization is described in the attached Combined Proxy Statement and Prospectus. The form of Agreement and Plan of Reorganization is attached as Appendix A hereto.

The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Acquired Funds on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Only holders of record of the shares of beneficial interest in the relevant Acquired Fund as of the close of business on June 10, 2025 (the record date) are entitled to vote at the Special Meeting or any adjournments or postponements thereof. The Combined Proxy Statement and Prospectus and proxy cards will first be provided to shareholders on or about June 26, 2025.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the persons named as proxies may adjourn the Special Meeting one or more times to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. The persons named as proxies may propose and vote for one or more adjournments of the shareholder meeting upon the affirmative vote of holders of a majority of the votes properly cast in person or by proxy upon the question of adjourning the meeting.

This Notice of Special Meeting of Shareholders and the Combined Proxy Statement and Prospectus are available on the internet at https://proxyvotinginfo.com/p/vulcanfunds2025 or by calling (toll-free) 888-625-6503. On this webpage, you also will be able to access each Acquired Fund’s Prospectus, the Acquiring Funds’ Prospectus, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By order of the Board of Trustees of Financial Investors Trust,

Brendan Hamill

Secretary

Financial Investors Trust

June [   ], 2025

HOW TO VOTE YOUR SHARES

YOUR VOTE IS IMPORTANT

NO MATTER HOW MANY SHARES YOU OWN

We urge you to vote your shares. Your prompt vote may save the Acquired Fund the necessity of further solicitations to ensure a quorum at the reconvened Special Meeting. You may cast your vote as set forth below:

●	Mail: To vote your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope. If you sign, date, and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.
●	In Person: To vote your proxy in person, you must attend the Special Meeting at the principal executive offices of Financial Investors Trust located at 1290 Broadway, Suite 1000, Denver, CO 80203 on August 7, 2025 at 10:00 a.m. Mountain Time.
●	Internet: www.proxyvotenow.com/VULCAN2025
●	Phone: Call 855-672-4278 toll free.
○	Read the Proxy Statement and have your Proxy Card at hand.
○	Use any touch-tone telephone.
○	Follow the simple recorded instructions.

If you have any questions regarding the proposal, the proxy card, or need assistance voting your shares, please contact Sodali & Co. at 888-625-6503. If the Acquired Fund does not receive your voting instructions after our original mailing, you may be contacted by Sodali & Co., Financial Investors Trust, or any of their affiliates to remind you to vote.

If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank, or other nominee, you should contact your nominee about voting in person at the Special Meeting.

Vulcan Value Partners Fund (VVPLX and VVILX) and

Vulcan Value Partners Small Cap Fund (VVPSX and VVISX)

each a series of Financial Investors Trust

1290 Broadway, Suite 1000, Denver, Colorado 80203

QUESTIONS AND ANSWERS

The following questions and answers provide an overview of some of the key features of the proposed Reorganizations. Please call 888-625-6503 with any questions about the Reorganizations or the Combined Proxy Statement and Prospectus generally or to obtain a copy of each Acquired Fund’s prospectus and statement of additional information.

Question: What is this document and why did you send it to me?

Answer: The attached Combined Proxy Statement and Prospectus (the “Proxy Statement”) is a proxy statement for the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Acquired Funds”), each a series of Financial Investors Trust that operate as open-end mutual funds, and a prospectus for the shares of the corresponding Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Acquiring Funds”) (each of the Acquired Fund and the Acquiring Fund a “Fund”, and together, the “Funds”), each a newly created series of Elevation Series Trust, an open-end management investment company registered with the U.S. Securities and Exchange Commission (“SEC”).

You are receiving the Combined Proxy Statement and Prospectus as a holder of shares of one or both of the Acquired Funds in connection with the solicitation of proxies by the Board of Trustees of the Acquired Funds (the “Board”) for use at the special meeting of shareholders of the Acquired Funds (the “Special Meeting”). At the Special Meeting, shareholders of each Acquired Fund will be asked to vote on an Agreement and Plan of Reorganization between Financial Investors Trust and Elevation Series Trust (the “Plan”), a copy of which is attached to the Proxy Statement as Appendix A, under which each Acquired Fund will transfer all of its assets and all its liabilities to the corresponding Acquiring Fund in exchange for newly issued common shares of the corresponding Acquiring Fund (each, a “Reorganization, and collectively, the “Reorganizations”).

The purposes of the Proxy Statement are to (1) solicit votes from shareholders of each Acquired Fund to approve the proposed Reorganization, as described in the Plan, and (2) provide information regarding the shares of each Acquiring Fund. Shareholders of each Acquired Fund must approve the Plan in order for the Reorganization to occur. The Proxy Statement contains information that you should know before voting on the Reorganization(s), including additional information about the Acquiring Funds in Appendix D and the Statement of Additional Information related to the Proxy Statement. The Proxy Statement should be retained for future reference.

Question: How does the Financial Investors Trust Board of Trustees recommend that I vote?

Answer: After careful consideration, the Board recommends that shareholders vote “FOR” the Plan.

Question: What is the purpose of the Reorganizations?

Answer: The primary purpose of the Reorganizations is for the Acquiring Funds to acquire the assets of the corresponding Acquired Fund and continue the business of the Acquired Fund as a series of Elevation Series Trust. Vulcan Value Partners, LLC (“Vulcan”), the investment adviser to the Acquired Funds, will also serve as the Acquiring Funds’ investment adviser.

Question: How will the Reorganizations work?

Answer: As part of the Reorganizations, the Acquiring Funds, each a new series of Elevation Series Trust, with the same investment policies and substantially similar strategies as the corresponding Acquired Funds, have been created. The Acquiring Funds are newly organized and have no assets or liabilities. If the Acquired Funds’ shareholders approve the Plan, each Reorganization will involve three steps: (i) the relevant Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for full and fractional shares of the corresponding Acquiring Fund then outstanding, (ii) the pro rata distribution of the relevant Acquiring Fund’s shares to the shareholders of the corresponding Acquired Fund; and (iii) the complete liquidation and termination of the relevant Acquired Fund. Existing shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund and, immediately after the Reorganizations, each shareholder will hold shares of the corresponding Acquiring Fund having an aggregate net asset value (“NAV”) equal to the value of the assets of the Acquired Fund.

Please refer to the Proxy Statement for a detailed explanation of the proposal.

Question: Will I become an Acquiring Fund shareholder as a result of the Reorganizations?

Answer: If the Reorganization is completed with respect to the relevant Acquired Fund, you will cease to be a shareholder of that Acquired Fund and will become a shareholder of the corresponding Acquiring Fund.

Question: Are the investment objectives and strategies of the Acquiring Fund similar to the investment objectives and strategies of the Acquired Fund?

Answer: Each Acquiring Fund has the same investment objective and a substantially similar investment strategy as the corresponding Acquired Fund.

Question: Are there significant differences between the risks of the Acquired Fund and Acquiring Fund?

Answer: Each Acquiring Fund has the same investment objective and a substantially similar investment strategy as the corresponding Acquired Fund, and therefore, no significant differences exist between the risks of the Acquired Fund and the Acquiring Fund.

Please see “SUMMARY COMPARISON OF THE FUNDS – Principal Risks and Funds’ Investment Limitations” in the Combined Proxy Statement and Prospectus for additional information regarding the differences in risks and investment limitations of the Funds.

Question: How do the purchase procedures of the Funds compare?

Answer: Shares of each Acquired Fund are sold on a continuous basis by ALPS Distributors, Inc. at the next calculated NAV per share at the end of the trading day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business. Acquiring Fund shares are sold on a continuous basis by Paralel Distributors LLC at the next calculated NAV per share at the end of the trading day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business.

Please see “SUMMARY COMPARISON OF THE FUNDS - Purchase and Sale of Fund Shares” in the Combined Proxy Statement and Prospectus for additional information regarding the purchase procedures for the Funds.

Question: How do the redemption procedures of the Funds compare?

Answer: Shares of each Acquired Fund may be sold (redeemed) at the next calculated NAV directly with such Acquired Fund or through a financial intermediary each day that the NYSE is scheduled to be open for business. Shares of each Acquiring Fund may be sold (redeemed) at the next calculated NAV directly with such Acquiring Fund or through a financial intermediary each day that the NYSE is scheduled to be open for business.

Please see “SUMMARY COMPARISON OF THE FUNDS - Purchase and Sale of Fund Shares” in the Combined Proxy Statement and Prospectus for additional information regarding the redemption and exchange privileges of the Funds.

Question: Who will manage the Acquiring Funds?

Answer: Vulcan will serve as the investment adviser to each Acquiring Fund.

Question: Will there be changes to the Board of Trustees and service providers for the Acquiring Funds?

Answer: Yes, the Acquired Funds and Acquiring Funds have different Boards of Trustees, administrators, distributors, fund accountants, transfer agents, custodians, and legal counsel, as set forth in the table below; however, the Acquired Funds and the Acquiring Funds have the same independent registered public accounting firm.

	Acquired Funds	Acquiring Funds
Administrator and Fund Accounting Agent	ALPS Fund Services, Inc.	Paralel Technologies LLC
Transfer Agent	ALPS Fund Services, Inc.	State Street Bank and Trust, Co.
Custodian	Bank of New York Mellon	State Street Bank and Trust, Co.
Distributor and Principal Underwriter	ALPS Fund Services, Inc.	Paralel Distributors LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.
Legal Counsel	Davis Graham & Stubbs LLP	Thompson Hine LLP

Question: Will the Reorganization affect the ongoing fees and expenses I pay as a shareholder of an Acquired Fund?

Answer: The Acquiring Funds’ management fee rate is lower than the management fee rate currently paid by the Acquired Fund. The Acquiring Funds’ Investor Class shares will also be subject to a 0.25% distribution (12b-1) fee which Acquired Fund shareholders are not subject to. Following the Reorganization, each Acquiring Fund’s Investor Class shares are expected to have a lower net expense ratio than its corresponding Acquired Fund (after applicable waivers) while the gross operating expense ratio for each Acquiring Fund’s Investor Class is expected to be higher than the corresponding Acquired Fund’s Investor Class. The gross operating expense ratio for each Acquiring Fund’s Institutional Class is expected to be lower than the gross operating expense ratio of the corresponding Acquired Fund’s Institutional Class, while the net operating expense ratio for each Acquiring Fund’s Institutional Class is expected to be the same as the net operating expense ratio of the corresponding Acquired Fund’s Institutional Class.

Please see “SUMMARY COMPARISON OF THE FUNDS – Fees and Expenses of the Funds” in the Combined Proxy Statement and Prospectus for additional information regarding the differences in the fees and expenses of the Funds.

Question: Will I own the same number of shares of the Acquiring Fund(s) as I currently own of the Acquired Fund(s)?

Answer: You will receive the same number of shares (full and fractional) of the Acquiring Fund that you currently own of the Acquired Fund immediately prior to the Reorganization.

Question: Will the Reorganization result in any taxes?

Answer: The Reorganization is expected to qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the U.S. Internal Revenue Code of 1986, as amended. In general, the Acquired Funds will not recognize any gain or loss as a direct result of the transfer of all of their assets and liabilities in exchange for shares of the corresponding Acquiring Fund or as a result of its liquidation and termination, and shareholders of an Acquired Fund will not recognize any gain or loss upon receipt of shares of the corresponding Acquiring Fund in connection with the applicable Reorganization. Shareholders of each Acquired Fund should consult their own tax advisers regarding the federal, state, local, and other tax treatment and implications of the Reorganization in light of their individual circumstances.

Question: Will my basis change as a result of the Reorganization?

Answer: No, your aggregate tax basis for federal income tax purposes of the Acquiring Fund shares that you receive in a Reorganization will be the same as the basis of the corresponding Acquired Fund shares that you held immediately before such Reorganization.

Question: Will I incur any direct or indirect fees or expenses as a result of the Reorganization(s)?

Answer: No commission or other direct transactional fees will be imposed on shareholders in connection with a Reorganization except for any related portfolio transaction costs. The portfolio transaction costs discussed below, if any, are expected to be minimal because there generally will be no need to reposition the investment portfolio of either Acquired Fund to effect the Reorganization with respect to that Acquired Fund. It is possible that the Reorganization may result in an Acquired Fund and the corresponding Acquiring Fund investing in cash on a temporary basis pending purchase and settlement of investments made pursuant to the relevant Acquiring Fund’s principal investment strategies. Uninvested cash may negatively impact the performance of an Acquired Fund and the corresponding Acquiring Fund.

As of the date of this Combined Proxy Statement and Prospectus, it is not anticipated that there will be any dispositions of portfolio holdings by an Acquired Fund in connection with the Reorganizations. If there were any such dispositions, it is not anticipated these would result in the recognition of material amounts of capital gains by such Acquired Fund’s shareholders because portfolio holdings that may need to be sold are in a net unrealized depreciated position. The amount of any capital gain or loss that ultimately might be realized because of dispositions of portfolio holdings of such Acquired Fund will depend on the net unrealized appreciation or depreciation of such holdings at the time such holdings are sold.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposals can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: Who is paying expenses related to the Special Meeting and the Reorganization?

Answer: Vulcan will bear all expenses in connection with each Reorganization, including the costs relating to the Special Meeting and Proxy Statement, regardless of whether the Reorganizations are consummated.

Question: Will the Reorganization affect my ability to buy and sell shares of an Acquired Fund?

Answer: It is anticipated that shareholders may continue to purchase and redeem Acquired Fund shares until the Closing Date. Any purchase or sales of an Acquired Fund’s shares after the Reorganizations will be purchases or sales of the corresponding Acquiring Fund. If the Reorganization is approved with respect to an Acquired Fund in which you hold shares, your Acquired Fund shares will automatically be converted to shares of the corresponding Acquiring Fund. You will receive confirmation of this transaction following the relevant Reorganization.

Question: What will happen if the Plan is not approved by shareholders?

Answer: If shareholders of either Acquired Fund do not approve the Plan, then the Acquired Funds will not be reorganized into the corresponding Acquiring Fund and the Board will consider what further actions to take with respect to the Acquired Funds, if any. In such event, the Acquired Funds will continue to operate and Vulcan will continue to serve as investment adviser to the Acquired Funds while the Board considers other alternatives in the best interest of each Acquired Fund’s shareholders.

Question: Why did Vulcan Value Partners LLC recommend the Reorganizations to the Board of Financial Investors Trust?

Answer: Upon careful consideration of various relevant factors, including the potential impact of the Reorganization on each Acquired Fund’s shareholders, Vulcan concluded that reorganizing each Acquired Fund into the corresponding Acquiring Fund would be in the best interests of each Acquired Fund and its shareholders in light of certain benefits (new and continuing) to the Acquired Funds’ shareholders and recommended to the Board the approval of the Reorganization. The new benefits are that the Acquiring Funds will pay a slightly lower management fee and the net annual operating expense ratio, after fee waiver/expense reimbursement, of each Acquiring Fund is expected to be lower for the Investor Class shares and remain the same for Institutional Class shares. The continuing benefits include: (1) the Acquiring Funds will be managed pursuant to the same investment objective and substantially similar principal investment strategy as the corresponding Acquired Fund; (2) the Acquiring Funds will benefit from the skill, financial capacity, and resources of Vulcan; (3) the Acquired Funds will not bear any expenses in connection with the Reorganizations; (4) the Reorganizations are not expected to dilute the interest of the Acquired Funds’ shareholders; (5) the Acquired Funds’ shareholders will continue to have the ability to redeem their shares; and (6) the Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.

Question: What is the recommendation of the Board of Financial Investors Trust?

Answer: After careful consideration of the circumstances and terms of the proposed Reorganization, the Board, including the Trustees who are not “interested persons” of the Financial Investors Trust (as defined in the 1940 Act) (the “Independent Trustees”) determined that the proposed Reorganization would be in the best interests of each Acquired Fund and its shareholders.

In determining to approve the Plan, and to recommend that shareholders of each Acquired Fund approve the Plan, the Board received information and made inquiries into all matters it deemed appropriate. Please see “OVERVIEW OF THE PROPOSED REORGANIZATION” and “Board Considerations” in the Combined Proxy Statement and Prospectus for additional information regarding the factors considered by the Financial Investors Trust Board.

The Financial Investors Trust Board recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Acquired Fund(s).

Please see “SUMMARY OF COMPARISON OF THE FUNDS - Fees and Expenses of the Funds” in the Combined Proxy Statement and Prospectus for additional information regarding how the fees and expenses of the Funds compare.

Question: When are the Reorganizations expected to occur?

Answer: If approved and certain other closing conditions are met or waived, each Reorganization is expected to occur on or about August 22, 2025, or as soon as reasonably practicable after shareholder approval is obtained and the closing conditions are met or waived (the “Closing Date”).

Question: How do I vote my shares?

Answer: You can vote your shares as indicated under “HOW TO VOTE YOUR SHARES” which immediately precedes this Question and Answers section.

Question: Who do I call if I have questions?

Answer: If you have any questions regarding the proposals or the proxy card, or need assistance voting your shares, please call the Acquired Funds’ proxy solicitor, Sodali & CO. toll-free at 888-625-6503.

COMBINED PROXY STATEMENT AND PROSPECTUS

June [   ], 2025

For the Reorganization of

Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund each a series of Financial Investors Trust 1290 Broadway, Suite 1000, Denver, Colorado 80203 33401

into
Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund each a series of Elevation Series Trust 1700 Broadway, Suite 1850, Denver, Colorado 80290

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Financial Investors Trust for use at a special meeting of shareholders (the “Special Meeting”) of the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each, a “Acquired Fund” and together, the “Acquired Funds”), each a series of Financial Investors Trust, is held at the principal executive offices of Financial Investors Trust, located at 1290 Broadway, Suite 1000, Denver, CO 80203, on August 7, 2025, at 10:00 a.m. Mountain time. At the Special Meeting, shareholders of each Acquired Fund will be asked to consider and vote upon the following proposal with respect to such Acquired Fund:

Proposal
To approve the Agreement and Plan of Reorganization (the “Plan”) approved by the Board of Trustees of Financial Investors Trust, which provides for the reorganizations of the Acquired Funds, each a series of Financial Investors Trust, into the corresponding Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, each a newly created series of Elevation Series Trust (the “Reorganization”) and any other matter to come before the Board of Trustees of Financial Investors Trust.

After careful consideration, the Board recommends that shareholders vote “FOR” the proposal.

The Plan provides that all of the assets of each Acquired Fund will be transferred to the corresponding Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each, an “Acquired Fund” and together, the “Acquiring Funds”) in exchange for shares of beneficial interest (“shares”), no par value per share, of the corresponding Acquiring Fund, the Acquiring Fund’s assumption of the corresponding Acquired Fund’s liabilities, and the pro rata distribution of such Acquiring Fund’s shares to the shareholders of the corresponding Acquired Fund. If shareholders of an Acquired Fund vote to approve the Plan, shareholders of such Acquired Fund will receive shares of the corresponding Acquiring Fund with a value equal to the NAV of their shares of the Acquired Fund held immediately prior to the Reorganization. The table below shows the Acquired Funds and corresponding Acquiring Funds.

Acquired Funds (each a series of Financial Investors Trust)		Acquiring Funds (each a series of Elevation Series Trust)
Vulcan Value Partners Fund Vulcan Value Partners Small Cap Fund (the “Acquired Funds”)	→	Vulcan Value Partners Fund Vulcan Value Partners Small Cap Fund (the “Acquiring Funds”)

The Acquired Funds and the Acquiring Funds are each a series of a registered, open-end management investment company. The Acquiring Funds are each a newly organized series and currently have no assets or liabilities. The Acquiring Funds were created specifically in connection with the Reorganizations for the purpose of acquiring the assets and assuming the liabilities of the corresponding Acquired Fund and will not commence operations until the date of the Reorganizations. Each Acquired Fund will be the accounting and performance survivor in its respective Reorganization (subject to shareholder approval of such Reorganization), and the Acquiring Funds, as the corporate survivor in each Reorganization, will adopt the accounting and performance history of the corresponding Acquired Fund.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. This Proxy Statement sets forth concisely the basic information you should know before voting on the proposal. You should read it and keep it for future reference.

The following documents containing additional information about the Acquired Funds and Acquiring Funds, each having been filed with the SEC, are incorporated by reference into (legally considered to be part of) this Proxy Statement:

●	the Prospectus of each Acquired Fund, dated August 31, 2024 (the “Acquired Funds’ Prospectus”) (File Nos. 33-72424 and 811-8194);
●	the Statement of Additional Information of each Acquired Fund, dated August 31, 2024 (the “Acquired Funds’ SAI”) (File Nos. 33-72424 and 811-8194);
●	the Semi-Annual Report for each Acquired Fund for the period ended October 31, 2024 (the “Acquired Funds’ Semi-Annual Report”) (File No. 811-8194);
●	the Annual Report for each Acquired Fund for the period ended April 30, 2024 (the “Acquired Funds’ Annual Report”) (File No. 811-8194);

●	the Prospectus of each Acquiring Fund, dated January 17, 2025 (File Nos. 333-265972 and 811-23812); and
●	the Statement of Additional Information of each Acquiring Fund, dated January 17, 2025 (File Nos. 333-265972 and 811-23812).

This Proxy Statement will be mailed on or about June 26, 2025 to shareholders of record of the Acquired Funds as of June 10, 2025.

The Acquired Funds’ Prospectus and Annual Report have previously been delivered to shareholders of the Acquired Funds. Additional information about the Acquiring Funds that will be included in the Acquiring Funds’ Prospectus, when available, is included in Appendix D to this Proxy Statement.

Copies of the Proxy Statement and any of the foregoing documents relating to the Acquired Funds are available upon request and without charge by writing the Acquired Funds’ distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, CO 80203, by visiting the Acquired Funds’ website at https://vulcanvaluepartners.com/mutual-funds/, or by calling 1-205-803-1582. Copies of documents relating to the Acquiring Funds, when available, may be obtained upon request and without charge by writing to the relevant Acquiring Fund, Elevation Series Trust, 1700 Broadway, Suite 1850, Denver, Colorado 80290, by calling (toll-free) at 1-877-524-9155 or visiting https://vulcanvaluepartners.com/mutual-funds/.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in the Acquired Funds or the Acquiring Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in any fund involves investment risk, including the possible loss of principal.

PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

OVERVIEW OF THE PROPOSED REORGANIZATION

At a meeting held on April 17, 2025, the Board, including a majority of the Trustees who are not “interested persons” (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), considered and unanimously approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan”) that is the same in all material respects to the copy attached to this Proxy Statement as Appendix A. See the section entitled “Board Considerations” for a summary of the factors considered and conclusions drawn by the Board in approving the Plan and authorizing the submission of the Plan to shareholders for approval.

As part of the Reorganizations, each Acquiring Fund, each a new series of Elevation Series Trust, with substantially similar investment strategies as the corresponding Acquired Fund, has been created. If the shareholders of the Acquired Funds approve the Plan, the Reorganization will have these primary steps:

●	The relevant Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for full and fractional shares of the corresponding Acquiring Fund then outstanding;

●	the pro rata distribution of the relevant Acquiring Fund’s shares to the shareholders of the corresponding Acquired Fund; and

●	the complete liquidation and termination of the relevant Acquired Fund. Existing shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund and, immediately after the Reorganizations, each shareholder will hold shares of the corresponding Acquiring Fund having an aggregate net asset value (“NAV”) equal to the value of the assets of the Acquired Fund.

Approval of the Plan with respect to an Acquired Fund will constitute approval of the transfer of such Acquired Fund’s assets to the corresponding Acquiring Fund, the assumption of the Acquired Fund’s liabilities by the corresponding Acquiring Fund, the distribution of the Acquiring Fund shares to corresponding Acquired Fund shareholders, and the liquidation and termination of the Acquired Fund. Shares of an Acquiring Fund issued in connection with the Reorganization will have an aggregate NAV equal to the aggregate value of the assets that the corresponding Acquired Fund transferred to the Acquiring Fund, less the Acquired Fund’s liabilities that the Acquiring Fund assumes. As a result of the Reorganizations, shareholders of an Acquired Fund will become shareholders of the corresponding Acquiring Fund. No commissions or other transaction fees will be charged to the Acquired Funds’ shareholders in connection with the Reorganizations.

For U.S. federal income tax purposes, each Reorganization is expected to qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). In general, the Acquired Funds will not recognize any gain or loss as a result of the transfer of all of their assets and liabilities in exchange for shares of the corresponding Acquiring Fund or as a result of their liquidation and termination, and shareholders of the Acquired Funds will not recognize any gain or loss upon receipt of shares of the Acquiring Fund in connection with the Reorganizations. Financial Investors Trust and Elevation Series Trust will receive an opinion from tax counsel to Elevation Series Trust confirming such tax treatment.

EFFECT OF THE REORGANIZATIONS

The primary purpose of each Reorganization is for the Acquiring Funds to acquire the assets of the corresponding Acquired Fund and continue the business of the Acquired Fund. Certain basic information about each Acquired Fund and the corresponding Acquiring Fund is provided in the tables below.

Vulcan Value Partners Fund
	Acquired Fund	Acquiring Fund
Fund	Vulcan Value Partners Fund, a series of Financial Investors Trust (an open-end management investment company registered with the SEC)	Vulcan Value Partners Fund, a series of Elevation Series Trust (an open-end management investment company registered with the SEC)
Investment Adviser	Vulcan Value Partners LLC (“Vulcan”)	Vulcan Value Partners LLC (the “Adviser”)
Portfolio Managers	C.T. Fitzpatrick, CFA Stephen Simmons, CFA Colin Casey Taylor Cline, CFA	C.T. Fitzpatrick, CFA Stephen Simmons, CFA Colin Casey Taylor Cline, CFA
Management Fee	1.00%	0.85%
12b-1 Fee	None	0.25% (Investor Share Class Only)
Investment Objective	The Fund’s investment objective is long-term capital appreciation.	The Fund’s investment objective is long-term capital appreciation.
Form of Organization	Series of a Delaware statutory trust	Series of a Delaware statutory trust

Vulcan Value Partners Small Cap Fund
	Acquired Fund	Acquiring Fund
Fund	Vulcan Value Partners Small Cap Fund, a series of Financial Investors Trust (an open-end management investment company registered with the SEC)	Vulcan Value Partners Small Cap Fund, a series of Elevation Series Trust (an open-end management investment company registered with the SEC)
Investment Adviser	Vulcan Value Partners LLC (“Vulcan”)	Vulcan Value Partners LLC (the “Adviser”)
Portfolio Managers	C.T. Fitzpatrick, CFA Stephen Simmons, CFA Colin Casey Taylor Cline, CFA	C.T. Fitzpatrick, CFA Stephen Simmons, CFA Colin Casey Taylor Cline, CFA
Management Fee	1.15%	1.00%
12b-1 Fee	None	0.25% (Investor Share Class Only)
Investment Objective	The Fund’s investment objective is long-term capital appreciation.	The Fund’s investment objective is long-term capital appreciation.

Form of Organization	Series of a Delaware statutory trust	Series of a Delaware statutory trust

Shareholders will continue to be able to make additional purchases or redemptions of Acquired Fund shares directly with the Acquired Funds or through their financial intermediary up to the day of the closing of the Reorganizations. If the Reorganizations are approved, the Acquired Funds’ shares will automatically be converted to the corresponding Acquiring Fund shares.

SUMMARY COMPARISON OF THE FUNDS

Fees and Expenses of the Funds

The table below describes the fees and expenses that you pay if you buy, hold, and sell shares of the Acquired Fund and the pro forma fees and expenses that you may pay if you buy, hold, and sell shares of the Acquiring Fund after giving effect to the Reorganization. Expenses for the Acquired Fund are based on operating expenses of the Acquired Fund for the fiscal year ended April 30, 2025. Expenses for the Acquiring Fund are pro forma operating expenses of the Acquiring Fund for the same period, assuming the Reorganization had occurred prior to the start of the period. The following tables and the Examples below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Fund shares.

Vulcan Value Partners Fund

Annual Fund Operating Expenses	Acquired Fund	Acquiring Fund	Acquired Fund	Acquiring Fund
	Investor Class	Investor Class	Institutional Class	Institutional Class
(fees paid directly from your investment)	(Current)	(Pro Forma)	(Current)	(Pro Forma)
Management Fees	1.00%	0.85%	1.00%	0.85%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses***	0.14%	0.09%	0.20%	0.16%
Total Annual Fund Operating Expenses	1.14%	1.19%	1.20%	1.01%
Fee Waiver and Expense Reimbursement*	0.00%	(0.09%)	(0.35%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement**	1.14%	1.10%	0.85%	0.85%

*	Vulcan Value Partners LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Acquired Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 0.85% of the Acquired Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. Vulcan has contractually agreed to limit the Acquiring Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.10% and 0.85% of the Acquiring Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These expense limitation agreements are in effect through August 31, 2025 with respect to the Acquired Fund and will be in effect for at least one year after the Acquiring Fund commences operations. The Adviser will be permitted to recapture expenses it has borne through the expense limitation agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant expense limitation agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fee and expenses were deferred. Prior to August 31, 2025, the Acquired Fund’s fee waiver may only be discontinued or modified with the approval of the Board. After the Reorganization, the Adviser will not seek recoupment of any fees waived or expenses reimbursed pursuant to the Acquired Fund’s expense limitation agreement.

**	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may differ than those listed in the Financial Highlights.

***	Other Expenses are estimated for the Acquiring Fund’s initial fiscal year.

Example

The Example below is intended to help you compare the cost of investing in shares of the Acquired Fund with the cost of investing in shares of the Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same. The Example, with respect to the Acquiring Fund, does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Acquiring Fund and assumes that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until August 31, 2025 with respect to the Acquired Fund and, with respect to the Acquiring Fund, will be in effect for at least one year after the Acquiring Fund commences operations.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Acquired Fund Shares - Investor Class	$116	$362	$627	$1,385
Acquired Fund Shares - Institutional Class	$87	$346	$626	$1,422
Acquiring Fund - Investor Class (pro forma)	$112	$369	$645	$1,434
Acquiring Fund - Institutional Class (pro forma)	$87	$306	$542	$1,221

The table below describes the fees and expenses that you pay if you buy, hold, and sell shares of the Acquired Fund and the pro forma fees and expenses that you may pay if you buy, hold, and sell shares of the Acquiring Fund after giving effect to the Reorganization. Expenses for the Acquired Fund are based on operating expenses of the Acquired Fund for the fiscal year ended April 30, 2025 Expenses for the Acquiring Fund are pro forma operating expenses of the Acquiring Fund for the same period, assuming the Reorganization had occurred prior to the start of the period. The following tables and the Examples below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Fund shares.

Vulcan Value Partners Small Cap Fund

	Acquired Fund	Acquiring Fund	Acquired Fund	Acquiring Fund
Annual Fund Operating Expenses	Investor Class	Investor Class	Institutional Class	Institutional Class
(fees paid directly from your investment)	(Current)	(Pro Forma)	(Current)	(Pro Forma)
Management Fees	1.15%	1.00%	1.15%	1.00%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.00%
Other Expenses***	0.22%	0.20%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.37%	1.45%	1.41%	1.26%
Fee Waiver and Expense Reimbursement*	(0.12%)	(0.30%)	(0.41%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement**	1.25%	1.15%	1.00%	1.00%

*	Vulcan Value Partners LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Acquired Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 1.00% of the Acquired Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. Vulcan has contractually agreed to limit the Acquiring Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.15% and 1.00% of the Acquiring Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These expense limitation agreements are in effect through August 31, 2025 with respect to the Acquired Fund and will be in effect for at least one year after the Acquiring Fund commences operations. The Adviser will be permitted to recapture expenses it has borne through the expense limitation agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant expense limitation agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than thirty-six months after the date on which the fee and expenses were deferred. Prior to August 31, 2025, this waiver may only be discontinued or modified with the approval of the Board. After the Reorganization, the Adviser will not seek recoupment of any fees waived or expenses reimbursed pursuant to the Acquired Fund’s expense limitation agreement.

**	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may differ than those listed in the Financial Highlights.

***	Other Expenses are estimated for the Acquiring Fund’s initial fiscal year.

Example

The Example below is intended to help you compare the cost of investing in shares of the Acquired Fund with the cost of investing in shares of the Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same. The Example, with respect to the Acquiring Fund, does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Acquiring Fund and assumes that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until August 31, 2025 with respect to the Acquired Fund and, with respect to the Acquiring Fund, will be in effect for at least one year after the Acquiring Fund commences operations. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Acquired Fund Shares - Investor Class	$127	$422	$738	$1,634
Acquired Fund Shares - Institutional Class	$102	$406	$732	$1,655
Acquiring Fund - Investor Class (pro forma)	$117	$429	$763	$1,707
Acquiring Fund - Institutional Class (pro forma)	$102	$374	$666	$1,498

Fund Performance

The Acquiring Funds will not commence operations until after the closing of the Reorganizations, subject to the approval of the Acquired Funds’ shareholders. At that time, each Acquiring Fund will adopt the performance history of the corresponding Acquired Fund.

The bar charts and tables below provide some indication of the risks of investing in the Acquiring Funds by showing changes in the Acquired Funds' investor class share performance from year to year and by showing how the Acquired Funds' average annual total returns for one year, five year, and ten year periods compare with those of a broad-based securities market index. The Acquired Funds’ past performance, before and after taxes, does not necessarily indicate how it or the corresponding Acquiring Fund will perform in the future. Updated performance information on the Acquiring Funds, when available, can be found on the Acquiring Funds’ website at https://vulcanvaluepartners.com/mutual-funds/.

Calendar Year Total Return

Vulcan Value Partners Fund

The bar chart above shows returns for Investor Class shares.

During the period shown in the bar chart, the best performance for a quarter was 24.87% (for the quarter ended June 30, 2020) and the worst performance was -28.51% (for the quarter ended June 30, 2022).

For the quarter ended March 31, 2025, the year-to-date total return was -2.28% for the Investor Class shares.

Average Annual Total Returns (for the Periods Ended December 31, 2024)
Institutional Class Shares	One Year	Five Year	Since Inception*	Ten Year
Return Before Taxes	17.88%	7.21%	9.79%	N/A
Return After Taxes on Distributions	17.68%	6.00%	8.46%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	10.59%	5.34%	7.43%	N/A
Investor Class Shares
Return Before Taxes	17.50%	6.95%	N/A	11.08%
Return After Taxes on Distributions	17.41%	5.77%	N/A	9.95%
Return After Taxes on Distributions and Sale of Fund Shares	10.36%	5.14%	N/A	9.02%
S&P 500 Total Return Index® (reflects no deductions for fees, expenses, or taxes)	25.02%	14.53%	14.99%	13.80%
Russell 1000 Value Index® (reflects no deductions for fees, expenses, or taxes)	14.37%	8.68%	9.46%	10.68%

 *Inception Date for Institutional Class Shares: May 1, 2019

Vulcan Value Partners Small Cap Fund

The bar chart above shows returns for Investor Class shares.

During the period shown in the bar chart, the best performance for a quarter was 39.75% (for the quarter ended December 31, 2020) and the worst performance was -42.25% (for the quarter ended March 31, 2020).

For the quarter ended March 31, 2025, the year-to-date total return was -4.91% for the Investor Class shares.

Average Annual Total Returns (for the Periods Ended December 31, 2024)
Institutional Class Shares	One Year	Five Year	Since Inception*	Ten Year
Return Before Taxes	-1.18%	-1.65%	0.66%	N/A
Return After Taxes on Distributions	-1.73%	-3.75%	-1.45%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-0.67%	-1.54%	0.23%	N/A
Investor Class Shares
Return Before Taxes	-1.40%	-1.90%	N/A	2.86%
Return After Taxes on Distributions	-1.84%	-3.97%	N/A	0.87%
Return After Taxes on Distributions and Sale of Fund Shares	-0.81%	-1.71%	N/A	1.92%
S&P 500® Total Return Index (reflects no deductions for fees, expenses, or taxes)	25.02%	14.53%	14.99%	13.10%
Russell 2000 Index® (reflects no deductions for fees, expenses, or taxes)	11.54%	7.40%	7.77%	7.82%
Russell 2000 Value Index® (reflects no deductions for fees, expenses, or taxes)	8.05%	7.29%	7.54%	7.14%

 *Inception Date for Institutional Class Shares: May 1, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans, an individual retirement account (“IRA”) or other tax-qualified accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Portfolio Turnover

Each Acquiring Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Vulcan Value Partners Fund’s portfolio turnover rate was 32% and the Vulcan Value Partners Small Cap Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Objectives, Strategies, and Policies

Each Acquired Fund and the corresponding Acquiring Fund have identical investment objectives and substantially similar strategies. The differences in the investment strategies of an Acquired Fund and its corresponding Acquiring Fund, as shown below, are non-material changes intended to clarify the investment strategies. The actual investment strategies are the same.

Vulcan Value Partners Fund

ACQUIRED FUND	ACQUIRING FUND
Investment Objective
The Fund’s investment objective is long-term capital appreciation.	Same
Principal Investment Strategies

The Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-cap and large-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage. The Fund generally regards small-cap companies to be those less than $10 billion in market capitalization and large-cap companies to be those greater than $10 billion in market capitalization. The Adviser expects that these ranges will change over time.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period. The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

The portfolio strategy invests in companies with larger market capitalizations. Generally, subject to price, any publicly traded company with reasonable economics would be a potential investment in this portfolio. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities, which may consist in whole or in part of securities of issuers in emerging markets. The Fund will ensure that no issuer’s securities will constitute more than 10% of the Fund’s assets. In addition, the Fund will be allowed to invest up to, but no more than, an aggregate of 40% of its assets in positions where the investment in the securities of an issuer exceeds 5% of the Fund’s assets. If the investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

The Fund seeks to achieve long-term capital appreciation by purchasing securities primarily in publicly traded small-cap and large-cap companies that Vulcan Value Partners, LLC (the “Adviser”), the Fund’s investment adviser, believes to be both undervalued and possessing a quality that gives a company a non-temporary advantage over their peers (a “Sustainable Competitive Advantage”). An example of a Sustainable Competitive Advantage includes, among others, companies with strong operational scale, pricing power, and brand loyalty operating in an industry with high switching costs.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Adviser seeks to purchase publicly traded companies at significant discounts to intrinsic value. The portfolio managers typically use a discounted cash flow analysis to determine intrinsic value. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, Sustainable Competitive Advantages that allows a company to outcompete peers to maximize returns and to minimize risk. The Adviser generally defines risk as the probability of permanently losing capital over a five-year period. Permanent loss of capital could occur if the Adviser has to sell a company at a loss because its estimated intrinsic value falls below the market price resulting in the loss of a margin of safety. The Adviser generally sells a stock when it approaches or exceeds its intrinsic value as determined by the portfolio managers. The Adviser seeks to determine business or intrinsic value through disciplined financial analysis. Typically, the intrinsic value analysis includes a discounted cash flow analysis based on individual company financial statements and guidance, internal estimates of future growth in earnings and profitability, and qualitative research. The amount a company utilizes leverage is an important consideration in the stock selection analysis because leverage increases a company’s risk and potential for return. The Adviser believes that good businesses can enhance their returns to equity investors with an efficient capital structure and prudent leverage, but it generally views leveraged businesses with skepticism. The Adviser believes that equities purchased at prices substantially less than their intrinsic value generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value. To minimize business ownership risk, the Adviser evaluates business risks, assesses people and scrutinizes competitive strengths in the assessment of long-term investment qualifications. The Adviser seeks to limit Fund investments to businesses that are run by ethical, capable, stockholder-oriented management teams that also are good operators and, very importantly, understand the importance of capital allocation.

ACQUIRED FUND	ACQUIRING FUND
Generally, subject to price, any publicly traded company with profitable economics would be a potential investment for this Fund. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would hold about 20 companies, spread across various industries. Because it is rare that the Adviser would find exactly 20 companies meeting the Fund’s investment guidelines, allocations will vary with the price to value ratio of specific companies. The Adviser may invest in positions as small as 1% when price to value ratios are higher. The Adviser generally will not invest in any business that is trading above the estimate of a business’s fair value. The Adviser may invest up to 30% of the Fund’s net assets in publicly traded foreign securities, which may consist in whole or in part of securities of issuers in emerging markets. The Fund may be subject to currency risk when the Adviser invests in securities denominated in, or which receive revenues in, non-U.S. currencies. The Adviser will ensure that no issuer’s securities will constitute more than 10% of the Fund’s assets at the time of purchase. In addition, the Adviser will be allowed to invest up to, but no more than, an aggregate of 40% of the Fund’s assets at the time of purchase in positions where the investment in the securities of an issuer exceeds 5% of the Fund’s assets. If the investments meeting the Fund’s criteria are not available, the Adviser may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may invest a higher percentage of its assets in a fewer number of issuers of securities. This increases a non-diversified Fund’s risk by magnifying the impact (positively or negatively) that any one issuer may have on the Fund’s share price and performance.

Vulcan Value Partners Small Cap Fund

ACQUIRED FUND	ACQUIRING FUND
Investment Objective
The Fund’s investment objective is long-term capital appreciation.	Same
Principal Investment Strategies

The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period.

The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

This portfolio strategy invests in companies with smaller market capitalizations. While the Fund does not have any defined cutoffs, the Fund generally uses the Russell 2000® as a guide to define the universe of small capitalization companies, and any small publicly traded company with reasonable economics would be a potential investment in this portfolio. Under normal circumstances, at least eighty percent (80%) of the Vulcan Value Partners Small Cap Fund’s net assets are invested in small-cap companies. As of June 30, 2024, the median market capitalization of the Russell 2000® Index was approximately $0.88 billion, the top of this range was approximately $11.1 billion. The capitalization range of the companies in the Vulcan Value Partners Small Cap Fund will change over time. For purposes of the Fund’s 80% investment policy, the Fund considers small-cap companies to be those companies whose market capitalization at the time of initial purchase is within the market capitalization range of companies in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2024, the latest reconstitution date, this range was approximately $18.1 million to $11.1 billion; however, this capitalization range is expected to change over time.

Once the Fund owns a company, the Fund will not necessarily sell it just because it has grown to a size that the Fund would not consider to be small cap. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as less than 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities which may consist in whole or in part of securities of issuers in emerging markets. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation by purchasing securities of publicly traded small-cap companies that Vulcan Value Partners, LLC (“the “Adviser”) believes to be both undervalued and possessing a quality that gives a company a non-temporary advantage over its peers (a “Sustainable Competitive Advantage”). An example of a Sustainable Competitive Advantage includes, among others, companies with strong operational scale, pricing power, and brand loyalty operating in an industry with high switching costs.

Under normal circumstances, at least eighty percent (80%) of the Fund’s net assets are invested in small-cap companies. For purposes of the Fund’s 80% investment policy, the Fund considers small-cap companies to be those companies whose market capitalization at the time of initial purchase is within the market capitalization range of companies in the Russell 2000® Index during the most recent 12-month period. As of June 30, 2024, the latest reconstitution date, this range was approximately $18.1 million to $11.1 billion; however, this capitalization range is expected to change over time.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Adviser seeks to purchase for the Fund publicly traded companies at significant discounts to intrinsic value. The Fund’s portfolio managers typically use a discounted cash flow analysis to determine intrinsic value. The Adviser seeks to invest the Fund’s assets for the long term, limiting the selection of qualifying investments to good businesses with identifiable, Sustainable Competitive Advantages that allow a company to outcompete peers to maximize returns and to minimize risk. The Adviser generally defines risk as the probability of permanently losing capital over a five-year period. Permanent loss of capital could occur if the Adviser has to sell a Fund position at a loss because its estimated intrinsic value falls below the market price, resulting in the loss of a margin of safety.

The Adviser generally sells Fund stock positions when they approach their intrinsic value as estimated by the portfolio managers. The Adviser seeks to determine business or intrinsic value through disciplined financial analysis. Typically, the Adviser’s intrinsic value analysis includes a discounted cash flow analysis based on individual company financial statements and guidance, internal estimates of future growth in earnings and profitability, and qualitative research. Leverage is an important consideration in the analysis because it increases both the risk and the potential for return. The Adviser believes that a good business can enhance its returns to equity investors with an efficient capital structure and prudent leverage, but the Adviser generally views leveraged businesses with skepticism. The Adviser believes that equities purchased at prices substantially less than their intrinsic value generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value. To minimize business ownership risk, the Adviser evaluates business risks, assess people and scrutinizes competitive strengths in the assessment of long-term investment qualifications. The Adviser seeks to limit Fund investments to businesses that are run by ethical, capable, stockholder-oriented management teams that also are good operators and, very importantly, understand the importance of capital allocation.

ACQUIRED FUND	ACQUIRING FUND

This portfolio strategy invests in companies with smaller market capitalizations. While the Adviser does not have any defined cutoffs, it generally uses the Russell 2000® as a guide to define the universe of small capitalization companies, and any small publicly traded company with profitable economics would be a potential investment in this portfolio. As of March 31, 2025, the median market capitalization of the Russell 2000® Index was approximately $0.824 billion, the top of this range was approximately $15.394 billion. The capitalization range of the companies in the Fund will change over time.

A core Fund position is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Adviser would find exactly 20 companies meeting the Fund’s investment guidelines, allocations will vary with the price to value ratio of specific companies. The Adviser may invest in positions as small as less than 1% of the Fund’s portfolio when price to value ratios are higher. The Adviser generally will not invest the Fund’s assets in any business that is trading above the Adviser’s estimate of the business’s fair value. The Adviser may invest up to 30% of the Fund’s net assets in publicly traded foreign securities which may consist in whole or in part of securities of issuers in emerging markets. The Adviser may subject the Fund to Currency Risk when it invests in securities denominated in, or which receive revenues in, non-U.S. currencies. If investments meeting the Fund’s criteria are not available, the Adviser may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may invest a higher percentage of its assets in a fewer number of issuers of securities. This increases a non-diversified Fund’s risk by magnifying the impact (positively or negatively) that any one issuer may have on the Fund’s share price and performance.

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund’s shares (the “Shares”) may be affected by its investment objective, principal investment strategies, and particular risk factors. However, other factors may also affect each Fund’s NAV. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

The principal risks of investing in the Funds are substantially similar and are set forth below. Each risk summarized below is considered a “principal risk” of investing in the relevant Fund, regardless of the order in which it appears. As with any investment, there is a risk you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives.

Principal Risks of the Acquired Funds & the Acquiring Funds

Vulcan Value Partners Fund
Acquired Fund	Acquiring Fund
Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.	Same
Business Ownership Risk. The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.	Business Ownership Risk. The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business, which may include financial, operational, and reputational risk associated with the operations of a business. Additionally, loss of profitability, cessation of operations resulting in a permanent capital loss, or harm to its public image, among other factors, may negatively impact a business’s price and intrinsic value resulting in the loss of capital invested.
Small-Size Company Risk. The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.	Small-Size Company Risk. The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies because small-sized companies tend to be less established and less developed in nature and may underperform compared to the securities of larger companies.
Large-Size Company Risk. The Fund’s investments in larger companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.	Same
Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.	Same

Vulcan Value Partners Fund
Acquired Fund	Acquiring Fund
Economic and Market Events Risk. Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.	Same
Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.	Combined with Non-U.S. Securities Risk.
Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.	Same
Non-diversification Risk and Securities Concentration Limitations. The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.	Same

Vulcan Value Partners Fund
Acquired Fund	Acquiring Fund
Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.	Non-U.S. Securities Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, and less developed securities markets that may not be subject to the same regulatory and transparency requirements and protections as those in the U.S. These companies may be subject to additional risks, including political and economic instability, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards. Trade tensions and barriers and sanctions on individuals and companies can contribute to market volatility, which may affect the fund's performance. These risks are magnified in emerging markets. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.
Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.	Same

Vulcan Value Partners Small Cap Fund
Acquired Fund	Acquiring Fund
Equity Securities Risk. Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, war, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.	Same
Business Ownership Risk. The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.	Business Ownership Risk. The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business, which may include financial, operational, and reputational risk associated with the operations of a business. Additionally, loss of profitability, cessation of operations resulting in a permanent capital loss, or harm to its public image, among other factors, may negatively impact a business’s price and intrinsic value resulting in the loss of capital invested.
Small-Size Company Risk. The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.	Small-Size Company Risk. The Fund’s investments in securities issued by small-sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies because small-sized companies tend to be less established and less developed in nature and may underperform compared to the securities of larger companies.

Vulcan Value Partners Small Cap Fund
Acquired Fund	Acquiring Fund
Non-diversification Risk and Securities Concentration Limitations. The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.	Same
Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.	Same

Vulcan Value Partners Small Cap Fund
Acquired Fund	Acquiring Fund
Economic and Market Events Risk. Markets can be volatile in response to a number of factors, as well as broader economic, political, military and regulatory conditions. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance and may prevent execution of the Fund’s strategy successfully. It is not always possible to access certain markets or to sell certain investments at a particular time or at an acceptable price, thereby impacting the liquidity of a given portfolio. The value of the fund will change daily based on changes in market, economic, industry, political, military, regulatory, geopolitical, and other considerations.	Same
Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.	Combined with Non-U.S. Securities Risk.
Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.	Same

Vulcan Value Partners Small Cap Fund
Acquired Fund	Acquiring Fund

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Non-U.S. Securities Risk. The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, and less developed securities markets that may not be subject to the same regulatory and transparency requirements and protections as those in the U.S. These companies may be subject to additional risks, including political and economic instability, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards. Trade tensions and barriers and sanctions on individuals and companies can contribute to market volatility, which may affect the fund's performance. These risks are magnified in emerging markets. The market for the securities of issuers in emerging markets is typically small and low, and nonexistent trading volumes in those securities may result in a lack of liquidity and price volatility.
Value Stocks Risk. The Fund invests in companies that the portfolio managers believe to be selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.	Same

Funds’ Investment Limitations

As required by the 1940 Act, each of Financial Investors Trust and Elevation Series Trust, on behalf of their respective series, has adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, diversification, and investing in commodities. Both Financial Investors Trust and Elevation Series Trust have also adopted non-fundamental policies regarding pledging fund assets, borrowing level of purchased securities, margin purchases, and illiquid investments.

The Acquired Funds’ fundamental investment restrictions, as well as the Acquired Funds’ interpretations of those restrictions, are summarized under the section entitled “Investment Limitations” in the Acquired Funds’ SAI, which is incorporated by reference into this Proxy Statement. The Acquiring Funds’ fundamental investment restrictions, as well as the Acquiring Funds’ interpretations of those restrictions, are described in the Proxy Statement SAI. The fundamental investment restrictions of each Acquired Fund and the corresponding Acquiring Fund are the same.

A fundamental restriction cannot be changed without the affirmative vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund. A non-fundamental limitation may be changed by a Fund’s Board of Trustees without shareholder approval.

Portfolio Holdings Information

A complete description of the Acquired Fund’s policies and procedures with respect to the disclosure of the Acquired Funds’ portfolio holdings is available in the Acquired Funds’ SAI, which is incorporated by reference into this Proxy Statement. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. No later than 30 days after the end of each month, each Fund files with the SEC on Form N-PORT a complete list of its portfolio holdings as of each month-end during the relevant quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Acquiring Funds’ policies and procedures with respect to the disclosure of the Acquiring Funds’ portfolio holdings is included in the Proxy Statement SAI.

Management

Boards of Trustees

The Board of Trustees of Financial Investors Trust is responsible for the management and supervision of the Acquired Funds. The Board approves all significant agreements between the Financial Investors Trust, on behalf of the Acquired Funds, and those companies that furnish services to the Acquired Funds; and oversees the business activities of the Acquired Funds. The Board currently has five Trustees. A list of the Trustees and officers of Financial Investors Trust, and their present positions and principal occupations, is provided under “Management and Other Service Providers – Trustees and Officers” in the Acquired Fund’s SAI, which is incorporated by reference into this Proxy Statement.

Overall responsibility for oversight of Elevation Series Trust rests with its Board. The Board is responsible for overseeing Vulcan and other service providers in the operations of Elevation Series Trust in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and Elevation Series Trust’s governing documents. The Board of Elevation Series Trust currently consists of three Trustees, two of whom are not “interested persons” (as defined in the 1940 Act), of the Trust. A list of the Trustees and officers of Elevation Series Trust, and their present positions and principal occupations, is provided under the section entitled “Management of the Trust” in the Proxy Statement/SAI.

Investment Advisers

Vulcan is an investment adviser registered with the SEC and serves as the investment adviser to the Acquired Funds. Vulcan administers the affairs of the Acquired Funds, subject to the oversight of the Board of Trustees of Financial Investors Trust.

Vulcan is an investment adviser registered with the SEC and serves as the investment adviser to the Acquiring Funds. Vulcan is responsible for overseeing the management and business affairs of the Acquiring Funds and has discretion to purchase and sell securities in accordance with the Acquiring Funds’ investment objectives, policies, and restrictions, subject to the oversight of the Board of Trustees of Elevation Series Trust.

Portfolio Managers

The Acquired Funds are managed by a portfolio management team consisting of C.T. Fitzpatrick, Stephen Simmons, Colin Casey, and Taylor Cline (the “Portfolio Managers”). Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the relevant Acquired Fund. Mr. Fitzpatrick has served the Acquired Funds as portfolio manager since inception in December 2009. Mr. Simmons, Mr. Casey, and Mr. Cline have served as the Acquired Funds' portfolio managers since 2024.

C.T. Fitzpatrick, Stephen Simmons, Colin Casey, and Taylor Cline, will also serve as Portfolio Managers for the Acquiring Funds.

C.T. Fitzpatrick, CFA

Mr. Fitzpatrick, as the Chief Investment Officer of Vulcan and a portfolio manager for each Fund, leads Vulcan’s research team, which is responsible for stock selection. As the Chief Investment Officer, Mr. Fitzpatrick has discretion over each Fund’s assets and has final investment decision-making for each Fund. In addition, Mr. Fitzpatrick oversees the structuring of portfolios for consistency with each Fund’s guidelines and regulatory requirements. Mr. Fitzpatrick is the Founder of Vulcan and has been the Chief Investment Officer of Vulcan since 2007. Prior to founding Vulcan in 2007, Mr. Fitzpatrick was a principal and portfolio manager at Southeastern Asset Management from 1990 to 2007.

 Stephen Simmons, CFA

 Mr. Simmons, as a member of Vulcan’s Portfolio Management team and a portfolio manager for the Funds, has the responsibility of stock selection for the Funds. As an additional portfolio manager for the Funds, Mr. Simmons can exercise discretion over each Fund’s assets and works with Mr. Fitzpatrick to assist in final investment decision-making for each Fund. In addition, Mr. Simmons assists in the structure of portfolios for consistency with each Fund’s guidelines and regulatory requirements. Mr. Simmons is a Principal of Vulcan and has been with the Firm since 2013. Prior to joining Vulcan, Mr. Simmons served as Chief Financial Officer for Consolidate Shoe Company.

Colin Casey

Mr. Casey, as a member of Vulcan’s Portfolio Management team and a portfolio manager for the Funds, has the responsibility of stock selection for the Funds. As an additional portfolio manager for the Funds, Mr. Casey can exercise discretion over each Fund’s assets and works with Mr. Fitzpatrick to assist in final investment decision-making for each Fund. In addition, Mr. Casey assists in the structure of portfolios for consistency with each Fund’s guidelines and regulatory requirements. Mr. Casey is a Principal of Vulcan and has been with the Firm since 2017. Prior to joining Vulcan, Mr. Casey served as a business teaching fellow at the Meltwater Entrepreneurial School of Technology and began his career as analyst at Croft & Bender.

Taylor Cline, CFA

Mr. Cline, as a member of Vulcan’s Portfolio Management team and a portfolio manager for the Funds, has the responsibility of stock selection for the Funds. As an additional portfolio manager for the Funds, Mr. Cline can exercise discretion over each Fund’s assets and works with Mr. Fitzpatrick to assist in final investment decision-making for each Fund. In addition, Mr. Cline assists in the structure of portfolios for consistency with each Fund’s guidelines and regulatory requirements. Mr. Cline is a Principal of Vulcan and has been with the Firm since 2019. Prior to joining Vulcan, Mr. Cline served as a research associate at Janus Henderson Investors.

The Acquired Funds’ SAI, which is incorporated by reference into this Proxy Statement, and the SAI to this Proxy Statement provide additional information about the Acquired Funds’ portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Acquired Funds.

Investment Advisory Fees

Pursuant to an advisory agreement between Financial Investors Trust, on behalf of the Acquired Funds, and Vulcan (the “Vulcan Advisory Agreement”), the Vulcan Value Partners Fund pays Vulcan an annual advisory fee based on average daily net assets for the services and facilities it provides payable at the annual rate of 1.00% of the Acquired Fund’s average daily net assets for each of the Investor and Institutional share classes and 1.15% for the Vulcan Value Partners Small Cap Fund. The total investment advisory fee paid as a percentage of average net assets for the Vulcan Value Partners Fund, for the fiscal year ended April 30, 2024, was 0.79% after fee waivers and expense reimbursements, as described below. The total investment advisory fee paid as a percentage of average net assets for the Vulcan Value Partners Small Cap Fund, for the fiscal year ended April 30, 2024, was 0.88% after fee waivers and expense reimbursements, as described below.

The Adviser has agreed to contractually limit the total amount of the Management Fee and Other Expenses that it is entitled to receive from each Acquired Fund. With respect to the Acquired Funds’ Investor Class, to the extent the Acquired Funds’ total annual fund operating expenses (exclusive of acquired fund fees and expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.25% of such Acquired Fund’s average daily net assets for a particular fiscal year of the Acquired Fund, the Adviser will reduce the Management Fee and/or Other Expenses otherwise payable to the Adviser with respect to such Acquired Fund for such fiscal year by an amount equal to such excess, and/or the Adviser shall reimburse the Acquired Fund by the amount of such excess. In addition, with respect to the Acquired Funds’ Institutional Class, to the extent the total annual fund operating expenses (exclusive of acquired fund fees and expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 0.85% and 1.00% of each of the Vulcan Value Partners Fund’s and the Vulcan Value Partners Small Cap Fund’s average daily net assets, respectively, for a particular fiscal year of the Acquired Fund, the Adviser will reduce the Management Fee and/or Other Expenses otherwise payable to the Adviser with respect to such Acquired Fund for such fiscal year by an amount equal to such excess, and/or the Adviser shall reimburse the Acquired Fund by the amount of such excess. This fee waiver and reimbursement for each Acquired Fund shall continue through August 31, 2025. The Adviser will be permitted to recapture expenses it has borne through this letter agreement (the “Expense Agreement”) to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Acquired Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Acquired Funds will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Adviser may not discontinue or modify this waiver prior to August 31, 2025 without the approval by the Acquired Fund’s Board of Trustees.

Pursuant to an investment advisory agreement between Elevation Series Trust, on behalf of the Acquiring Funds, and Vulcan Value Partners LLC, the Vulcan Value Partners Fund (the Acquiring Fund) pays Vulcan an advisory fee for the services and facilities at the annual rate of 0.85% of its average daily net assets and the Vulcan Value Partners Small Cap Fund (Acquiring Fund) pays Vulcan an annual advisory fee of 1.00% of its average daily net assets.

The Board's discussion regarding the basis for its approval of the Vulcan Advisory Agreement for the Acquired Funds, for the fiscal period ended April 30, 2024, is included in the Acquired Funds’ annual report for that period. The Board's most recent discussion of the approval of the Vulcan Advisory Agreement will be included in the Acquired Funds’ annual report for the fiscal period ending April 30, 2025. You may obtain a copy of the Fund’s semi-annual report, without charge, upon request to the respective Acquired Fund. A discussion regarding the basis for Elevation Series Trust’s approval of the Vulcan Advisory Agreement with respect to the Acquiring Fund will be available in the Acquiring Fund’s first semi-annual or annual financial statements following the Reorganization.

Other Service Providers

The following table identifies the principal service providers that service the Acquired Funds and that are expected to service the Acquiring Funds:

	Acquired Fund	Acquiring Fund
Administrator and Fund Accounting Agent	ALPS Fund Services, Inc.	Paralel Technologies LLC
Transfer Agent	ALPS Fund Services, Inc.	State Street Bank and Trust, Co.
Custodian	Bank of New York Mellon	State Street Bank and Trust, Co.
Distributor and Principal Underwriter	ALPS Fund Services, Inc.	Paralel Technologies LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.
Legal Counsel	Davis Graham & Stubbs LLP	Thompson Hine LLP

Purchase and Sale of Fund Shares

The Acquired Funds and the Acquiring Funds have different procedures for purchasing and redeeming shares, which are summarized below. This Combined Proxy Statement and Prospectus contains more information on the procedures applicable to purchases and redemptions of the shares of the Acquiring Funds. The Acquired Funds’ Prospectus provides information with respect to the procedures applicable to purchases and sales of the shares of the Acquired Funds.

Acquired Fund – Purchase and Sale of Fund Shares

The Acquired Funds have two share classes, the Institutional Class and Investor Class Shares. The Acquired Funds’ minimum investment to open a regular account in Investor Class shares is $5,000. The minimum investment to open a Coverdell Education Savings Account or a retirement fund account in Investor Class shares is $500. The subsequent investment minimum for any type of account in Investor Class shares is $500. The minimum investment to open any type of account in Institutional Class shares is $1 million. The subsequent investment minimum for any type of account in Institutional Class shares is $5,000. You may buy, redeem, or exchange shares of the Acquired Funds on each day that the New York Stock Exchange (“NYSE”) is open for business. Transactions may be initiated online, by written request, by telephone, by Automated Investments or through your financial intermediary. Written requests to an Acquired Fund should be sent to the Financial Investors Trust, P.O. Box 219788, Kansas City, Missouri 64121-9427. For more information about purchasing and redeeming shares, please see “Buying, Exchanging, and Redeeming Shares” in the Acquired Funds’ Prospectus or call 1-877-421-5078. The Acquired Funds’ distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements. If you purchase an Acquired Fund through a broker-dealer or other financial intermediary (such as a bank), the Acquired Fund and its related companies may pay the intermediary for the sale of Acquired Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Acquired Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Vulcan Value Partners Fund Investor Class Shares of the Acquired Fund are available for investment under the symbol VVPLX and Institutional Class Shares are available for investment under the symbol VVILX.

Vulcan Value Partners Small Cap Fund Investor Class Shares of the Acquired Fund are available for investment under the symbol VVPSX and Institutional Class Shares are available for investment under the symbol VVISX.

For a discussion of how the Acquired Fund shares may be purchased and redeemed, as applicable, see “Buying, Exchanging and Redeeming Shares” and “Buying Shares” and “Exchanging Shares” and “Redeeming Shares” in the Acquired Fund’s Prospectus incorporated by reference herein.

Acquiring Fund – Purchase and Redemption of Shares

For a discussion of how the Acquiring Funds’ shares may be purchased, exchanged, and redeemed, as applicable, see “Buying and Selling Fund Shares” in Appendix D attached to this Proxy Statement.

On the closing date, which is scheduled to occur on or about August 22, 2025 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Acquired Funds and the Acquiring Funds may mutually agree, the Acquired Funds will transfer all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Acquired Fund’s assets), to the corresponding Acquiring Fund and the Acquiring Fund will assume all liabilities of the corresponding Acquired Fund. In exchange, the Acquiring Fund will issue the Acquiring Fund shares that have an aggregate NAV equal to the dollar value of the net assets delivered to the Acquiring Fund by the Financial Investors Trust, on behalf of the corresponding Acquired Fund. The Financial Investors Trust, on behalf of the Acquired Funds, will distribute to shareholders the corresponding Acquiring Fund shares it receives. Each shareholder of the Acquired Funds will receive the corresponding Acquiring Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Acquired Fund. It is anticipated that Acquired Funds’ shareholders may continue to purchase and redeem Acquired Fund shares if received in proper form until the Closing Date. Shareholders who wish to redeem shares after 4:00 p.m., Eastern time, on the Closing Date will no longer be entitled to do so and will instead have to sell their shares after the Reorganizations are completed. The Acquired Fund will then terminate its existence, liquidate, and dissolve.

Tax Information

Distributions shareholders receive from a Fund are generally taxable to them as ordinary income for federal income tax purposes, except that distributions may be taxed to shareholders at long-term capital gain rates to the extent reported by a Fund as “capital gain dividends” or “qualified dividend income,” and some distributions may be taxed as section 199A dividends, except, in all cases, when your investment is in an IRA, 401(k) or other tax-qualified investment plan. Distributions may also be subject to state or local taxes. Fund distributions may not be taxable to a shareholder if he/she/it is investing through a tax-qualified retirement plan account or is a tax-exempt investor, although withdrawals from his/her/its tax-qualified account will be subject to special tax rules.

BOARD CONSIDERATIONS

At meetings held on December 10, 2024, January 21, 2025, March 11, 2025, and April 17, 2025, the Board discussed various aspects of the Reorganizations. At the conclusion of the meeting held on April 17, 2025, at which all Trustees of the Board were present telephonically, the Board of Trustees of FIT, including all of the Independent Trustees of FIT, unanimously approved the proposed Reorganizations and the Plan after reviewing detailed information from the Adviser and EST regarding each Reorganization and its effect on the shareholders of the applicable Acquired Fund. The Independent Trustees of FIT were assisted by independent legal counsel in connection with their evaluation of each Reorganization.

The Board also considered potential alternatives to the Reorganizations, such as the liquidation of the Fund, maintaining each Fund in its current state of operation, or other potential reorganizations. In considering the alternative of liquidation, the Board noted that (i) any shareholders of an Acquired Fund not wishing to become part of the corresponding Acquiring Fund could redeem their shares of the Acquired Fund at any time prior to closing without penalty and (ii) that each Reorganization would allow shareholders of the applicable Acquired Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with the same investment objective substantially similar investment strategies.

In its deliberations, the Board did not identify any single factor that was paramount or controlling, and each member of the Board may have attributed different weights to various factors. Factors considered by the Board in assessing and approving each Reorganization included, among others, in no order of priority:

● Terms and Conditions of the Reorganization. The Board reviewed the terms of the Plan, noting that the Reorganization would be submitted to each Acquired Fund's shareholders for approval.

● Oversight of the Acquired Funds following the Reorganization. The Board considered that following the Reorganization, each Acquired Fund would be overseen by a new board of trustees and officers.

● No Dilution of Shareholder Interests and Continuity of Advisory Services. In considering each Reorganization, the Board noted that the Reorganization would not result in any dilution of shareholder interests in the relevant Acquired Fund. The Board noted that each Acquiring Fund would be managed by Vulcan through the same portfolio managers, and as such, each Acquiring Fund would be expected to receive at least a comparable level of advisory services as is currently being provided to the corresponding Acquired Fund.

● Expenses Relating to the Reorganizations, Assumption of Liabilities and Tax Consequences. The Board also reflected on the fact that Vulcan has agreed to assume responsibility for the payment of the expenses associated with each Reorganization. The Board further discussed the fact that, under the Plan, each Acquiring Fund would assume all of the liabilities of the corresponding Acquired Fund, and that such liabilities would not remain with FIT, excluding liabilities payable by the tail insurance described in the Plan until such insurance limits are exhausted. Finally, the Board considered that neither Reorganization is expected to result in taxable income or gain or other adverse federal tax consequences to the applicable Acquired Fund's shareholders.

● Effect of the Reorganization on Fund Expenses and Advisory Fees. The Board reviewed information regarding fees and expenses and noted that Vulcan's gross investment advisory fee with respect to each Acquired Fund is expected to decrease as a result of the Reorganization. The Board also considered Vulcan's statements that while the gross operating expenses for the Investor Class of each Acquiring Fund are expected to be higher than those of the Investor Class of the corresponding Acquired Fund, the gross operating expenses for the Institutional Class of each Acquiring Fund are expected to be lower than those of the Institutional Class of the corresponding Acquired Fund, and that the Reorganization is expected to result in lower operating expenses (after fee waivers/expense reimbursement) for the Investor Class of each Fund and is expected to result in the same operating expenses (after fee waiver/expense reimbursement) for the Institutional Class of each Fund. The Board also noted that the Investor Class of each Acquiring Fund is charged a 0.25% Rule 12b-1 fee, while the Investor Class of each Acquired Fund is not charged such a fee.

● Investment Objectives, Principal Investment Strategies, Principal Risks, and Fundamental Investment Restrictions. The Board reviewed the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions, of each Acquiring Fund as compared to those of the corresponding Acquired Fund. The Board noted that the objectives and fundamental investment limitations of each Acquiring Fund are the same as the objectives and fundamental investment limitations of the corresponding Acquired Fund. The Board reviewed certain differences between the principal investment strategies and principal risks of the Acquired Funds and corresponding Acquiring Funds, noting that the principal investment strategies and principal risks are substantially the same.

Based on the Board’s review of the circumstances presented and the recommendation of Vulcan, the Board, including all of the Independent Trustees of FIT, determined that each Reorganization was in the best interests of the applicable Acquired Fund and its shareholders and unanimously approved the Plan, subject to the approval by the applicable Acquired Fund’s shareholders, and recommends that each Acquired Fund’s shareholders vote “FOR” the approval of the Plan.

KEY INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

Shareholders of the Acquired Funds are being asked to approve the Plan, which sets forth the terms and conditions under which the Reorganizations will be implemented. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached to this Proxy Statement as Appendix A.

The Plan

The Plan provides for the transfer of all of the assets of the Acquired Funds to the corresponding Acquiring Funds in exchange for full and fractional shares of the Acquiring Funds of equal value to the net assets of the corresponding Acquired Fund being acquired, and the Acquiring Fund’s assumption of all of the corresponding Acquired Fund’s liabilities, if any, as of the closing date of the Reorganizations. The aggregate NAV of the Acquiring Funds shares issued in the exchange will equal the aggregate NAV of the corresponding Acquired Fund at the Closing (as defined in the Plan). As soon as reasonably practicable after the Closing Date, the Acquired Funds will transfer the Acquired Funds’ assets as provided for in the Plan, the Acquired Funds will distribute the corresponding Acquiring Funds’ shares pro rata to its shareholders by the Acquiring Funds’ transfer agent establishing accounts on the Acquiring Funds’ share records in the names of those shareholders and transferring those shares of the Acquiring Funds to those accounts in redemption of the corresponding Acquired Fund shares and in complete liquidation of the Acquired Funds. The outstanding shares of the Acquired Funds held by the shareholders will then be canceled. As a result of the Reorganizations, each shareholder of the Acquired Funds will receive the number of shares of the corresponding Acquiring Fund equal in value to his or her holdings in the Acquired Fund immediately before the Reorganization. Shares will be held in book entry form only.

The value of the Acquired Funds’ assets to be acquired and the liabilities to be assumed, if any, by the corresponding Acquiring Fund and the NAV per share of the Acquired Funds will be determined as of the close of regular trading on the New York Stock Exchange on the Closing Date of the Reorganization. The NAV per share amount will be determined in accordance with the valuation methodologies approved and agreed upon by the FIT and EST Boards and described in the Plan. Vulcan will be responsible for all expenses relating to the Reorganizations, including expenses related to the Special Meeting and solicitation of proxies, preparing and filing this Proxy Statement, and the cost of copying, printing, and mailing proxy materials.

The Reorganizations are subject to a number of conditions, including the approval of the Plan by the shareholders of the Acquired Funds and the receipt of a legal opinion from Thompson Hine LLP, counsel to Elevation Series Trust, with respect to certain tax matters (see “Federal Income Tax Consequences of the Reorganization,” below). Assuming satisfaction of the conditions in the Plan, the closing date of the Reorganizations is expected to be on or about August 22, 2025, or another date agreed to by Financial Investors Trust and Elevation Series Trust. The Plan may be amended or terminated and the Reorganizations abandoned at any time by mutual consent of Financial Investors Trust, on behalf of the Acquired Funds, and Elevation Series Trust, on behalf of the Acquiring Funds.

Termination of the Plan

The consummation of the Reorganizations are subject to the terms and conditions of, and the representations and warranties being true as set forth in, the Plan. The Plan may be terminated by mutual agreement of the parties thereto. In addition, either Fund may at its option terminate the Plan at or before the closing.

Costs of the Reorganization

Vulcan will pay all of the costs and expenses resulting from the Reorganizations, whether or not the Reorganizations are consummated.

Repositioning

No repositioning of the Acquired Funds’ portfolio is expected to occur in connection with the Reorganizations.

Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. This discussion is limited to U.S. persons who hold shares of beneficial interest of the Acquired Funds as capital assets for federal income tax purposes. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person. Shareholders who are not U.S. persons are strongly urged to consult their own tax advisors with respect to the particular tax consequences of the Reorganizations and of an investment in the shares of the Acquiring Funds. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganizations, shareholders should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the proposed Reorganizations.

Each of the Reorganizations is intended to qualify as a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code. As a nonwaivable condition to the Reorganizations, the Acquired Funds and the Acquiring Funds have requested an opinion of Thompson Hine LLP substantially to the effect that with respect to the Reorganizations, based on certain assumptions, facts, the terms of the Plan and representations set forth in the Plan or otherwise provided by the Acquired Fund and the Acquiring Fund and on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes, for each Acquiring Fund and the corresponding Target Fund:

1.	The transfer of all of the Target Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund followed by the pro rata distribution, by class, by the Target Fund of all the Acquiring Fund Shares to the Target Fund shareholders in complete liquidation of the Target Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Target Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.
2.	Under Section 1032(a) of the Code, no gain or loss will be recognized by an Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.
3.	Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of all the Target Fund's assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Target Fund shareholders solely in exchange for such shareholders' shares of the Target Fund in complete liquidation of the Target Fund.
4.	Under Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of an Target Fund upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in complete liquidation of the Target Fund pursuant to a Reorganization.
5	Under Section 358(a)(1) of the Code, the aggregate adjusted basis of the Acquiring Fund Shares received by a Target Fund shareholder pursuant to a Reorganization will be the same as the aggregate adjusted basis of the Target Fund shares exchanged therefor by such shareholder.
6	Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Target Fund Shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization
7.	Under Section 362(b) of the Code, the adjusted basis of each of the assets of an Target Fund that is transferred to the Acquiring Fund will be the same as the adjusted basis of such assets to the Target Fund immediately before the Reorganization.
8.	Under Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund (except where the Acquiring Fund's investment activities have the effect of reducing or eliminating an asset's holding period).
9.	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. In particular, under Treasury Regulations § 1.381(b)-1(a)(2), the Acquiring Fund will be treated for purposes of section 381 of the Code just as the Target Fund would have been treated if there had been no Reorganization, the tax attributes of the Target Fund enumerated in Section 381(c) of the Code shall be taken into account by the Acquiring Fund as if there had been no Reorganization, and the taxable year of the Target Fund will not end on the date of the Reorganization merely because of the closing of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on a Target Fund or the corresponding Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code; (2) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles upon the transfer of such asset regardless of whether such transfer would otherwise be a non-recognition transaction; (3) whether either the Target Fund or the Acquiring Fund qualifies or will qualify as a regulated investment company; (4) the federal income tax consequences of the payment of Reorganization expenses by the Adviser, except in relation to the qualification of the Reorganization as a reorganization under Section 368(a) of the Code and the accuracy of the opinions expressed above; (5) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Target Fund shareholder that is a foreign person; (6) the effect of the Reorganization on the Target Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes under a mark-to-market system of accounting (including under Section 1256 of the Code); (7) the effect of the Reorganization on any shareholder of the Target Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (8) whether accrued market discount, if any, on any market discount bonds held by the Acquired Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization; or (9) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind. Although the Target Trust is not aware of any adverse state income tax consequences, it has not made any investigation as to those consequences for the shareholders.

If any of the representations or assumptions on which Thompson Hine LLP relies is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the opinion of Thompson Hine LLP concerning tax consequences of the Reorganizations will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.

An opinion of counsel is not binding on the IRS or the courts and neither the Acquired Funds nor the Acquiring Funds has sought a ruling with respect to the tax treatment of the Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

At April 30, 2024, the Acquired Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

Acquired Fund	Short Term Capital Losses Recognized	Long Term Capital Losses Recognized
Vulcan Value Partners Fund	$ 211,537,921	$ 3,313,169
Vulcan Value Partners Small Cap Fund	$ 207,155,823	$ 160,045,192

By reason of the Reorganization, each Acquiring Fund will succeed to and take into account any capital loss carryforwards of the corresponding Acquired Fund. The Reorganization is not expected to result in limitations on an Acquiring Fund’s ability to use any capital loss carryforwards of its corresponding Acquired Fund.

Description of the Acquiring Funds’ Shares

Shares of an Acquiring Fund issued to the shareholders of the corresponding Acquired Fund in connection with the Reorganizations will be duly authorized, validly issued, fully paid, and non-assessable when issued in accordance with the Plan and will be transferable without restriction and will have no preemptive or conversion rights.

Capitalization

The capitalization of each Acquired Fund as of April 30, 2025 and the corresponding Acquiring Fund’s pro forma combined capitalization as of that date, after giving effect to the Reorganizations, are as follows:

Vulcan Value Partners Fund

(unaudited)	Acquired Fund Shares	Pro forma Acquiring Fund Shares
Investor Class Net Assets	$137,152,383	$137,152,383
Investor Class Shares Outstanding	5,146,642	5,146,642
Investor Class Net Asset Value per Share	$26.65	$26.65

Institutional Class Net Assets	$261,562,252	$261,562,252
Institutional Class Shares Outstanding	9,731, 631	9,731, 631
Institutional Class Net Asset Value per Share	$26.88	$26.88

Vulcan Value Partners Small Cap Fund

(unaudited)	Acquired Fund Shares	Pro forma Acquiring Fund Shares
Investor Class Net Assets	$28,858,870	$28,858,870
Investor Class Shares Outstanding	2,573,978	2,573,978
Investor Class Net Asset Value per Share	$11.21	$11.21

Institutional Class Net Assets	$91,970,105	$91,970,105
Institutional Class Shares Outstanding	8,114,256	8,114,256
Institutional Class Net Asset Value per Share	$11.33	$11.33

ADDITIONAL INFORMATION ABOUT THE FUNDS

General

For a general discussion of the operation and organization of the Acquired Funds, see “Description of the Trust” and “Management and other Service Providers” in the Acquired Funds’ SAI, which is incorporated by reference herein. For a general discussion of the operation and organization of the Acquiring Funds, see “General Description of the Trust and the Funds” and “Management of the Trust” in the Proxy Statement SAI.

Rights of the Funds’ Shareholders

Financial Investors Trust is not required to hold an annual meeting of shareholders. Acquired Funds’ shareholders shall have the right to vote only (i) for the election or removal of Trustees, (ii) with respect to any contract with a contracting party as to which shareholder approval is required by the 1940 Act, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Financial Investors Trust Instrument, the By-Laws of Financial Investors Trust or any registration of the Financial Investors Trust with the SEC (or any successor agency) or any state, or as the Financial Investors Trust trustees may consider necessary or desirable. Shares of the Acquired Fund have equal voting rights for each share held by such shareholder on the record date on each matter submitted to a vote at a meeting of shareholders. Shares of the Acquired Fund will not have preemptive rights or cumulative voting rights, and none of the shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature except to the extent that such priorities or preferences are established with respect to one or more classes of shares consistent with applicable law and any rule or order to the Commission. The Acquired Funds are divided into an unlimited number of shares without par value.  For a description of other significant attributes of shares of the Acquired Fund see “Description of the Trust” in the Acquired Fund’s SAI, which is incorporated by reference herein.

Elevation Series Trust is not required to hold meetings of shareholders. Acquiring Fund shareholders shall have the right to vote only (i) for the election of Trustees, (ii) for the removal of Trustees, (iii) with respect to any investment advisory or management contract, and (iv) with respect to such additional matters relating to the Trust as may be required by law, by the Elevation Series Trust Bylaws or any registration of the Elevation Series Trust with the SEC or any State, or as the Trustees may consider necessary or desirable. Each shareholder of the Acquiring Fund shall have one vote for each share and each fractional share shall be entitled to a proportionate fractional vote. Acquiring Fund shares are freely transferable. Shares of the Acquiring Fund will not have preemptive rights or cumulative voting rights, and none of the shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. For a description of other significant attributes of shares of the Acquiring Fund see “Description of Shares” in the Proxy Statement and SAI.

The Acquiring Funds have established and designated two classes of shares, without par value which are offered through this Combined Proxy Statement and Prospectus to be issued to Acquired Funds’ shareholders in the Reorganizations. No certificates for Acquiring Funds’ shares will be issued as part of the Reorganizations.

Pricing of Fund Shares

For information on how the NAV per share of each Fund is calculated, see “Pricing of Shares” in the Acquired Funds’ Prospectus and, for the Acquiring Funds, see “Buying and Selling Fund Shares” and “Determination of Net Asset Value” in Appendix D attached to this Proxy Statement.

Dividends, Other Distributions, and Taxes

The Acquired Funds normally pay dividends and distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income each Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

Each Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made. Distribution checks will only be issued for payments greater than $25.00. Distributions will automatically be reinvested in shares of the Fund(s) generating the distribution if under $25.00. Un-cashed distribution checks will be canceled and proceeds reinvested at the then current net asset value, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your account election may also be changed so that all future distributions are reinvested rather than paid in cash. Interest will not accrue on uncashed distribution checks.

For a discussion of the Acquired Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends and Distributions” and “Federal Income Taxes” in the Acquired Funds’ Prospectus, which is incorporated by reference herein.

The Acquiring Funds intend to pay out dividends, if any, annually, and distribute any net realized capital gains to its shareholders at least annually. The Acquiring Funds will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you. For a discussion of the Acquiring Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends, Distributions and Taxes” in Appendix D attached to this Proxy Statement.

Disclosure of Portfolio Holdings and Premium/Discount Information

For a description of the Acquired Funds’ policies and procedures with respect to the disclosure of its portfolio holdings, see “Disclosure of Portfolio Holdings” in the Acquired Funds’ SAI, which is incorporated by reference herein. For a description of the Acquiring Funds’ policies and procedures with respect to the disclosure of its portfolio holdings and premium/discount information, see “Portfolio Holdings Disclosure Policies and Procedures” in Appendix D attached to this Proxy Statement, and “Portfolio Holdings Disclosure Policies and Procedures” in the Proxy Statement SAI.

Frequent Purchases and Redemptions

For a discussion of the Acquired Funds’ policies with respect to frequent purchases and redemptions, see “Frequent Purchases and Sales of Fund Shares” in the Acquired Funds’ Prospectus, which is incorporated by reference herein. For a discussion of the Acquiring Funds’ policies with respect to frequent purchases and redemptions, see “Frequent Purchases and Redemptions of Shares” in Appendix D attached to this Proxy Statement.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Fund shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in rules under the 1940 Act, including that such investment companies enter into agreements with the Fund.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If shareholders purchase shares through a broker-dealer or other financial intermediary, a Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Shareholders should ask their salespersons or visit their financial intermediary’s website for more information.

Financial Information

For certain financial information about the Acquired Funds, see “Financial Highlights” which are appended to this Proxy Statement as Appendix B.

VOTING INFORMATION

RECORD DATE, VOTING RIGHTS, AND VOTES REQUIRED

Proxies are being solicited from the shareholders of each Acquired Fund by the Acquired Funds’ Board for the Special Meeting, which will be convened on August 7, 2025, at the principal executive offices of Financial Investors Trust, located at 1290 Broadway, Suite 1000, Denver, CO 80203, at 10a.m. Mountain time, or at such later time made necessary by adjournment.

The Board has fixed the close of business on June 10, 2025 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Shareholders of record as of the Record Date will be entitled to one vote for each dollar of the net asset value of each share (including fractional shares) held by such shareholder. As of the Record Date, the total number of issued and outstanding shares of the Vulcan Value Partners Fund was 14,407,352 and the Vulcan Value Partners Small Cap Fund was 10,487,245. Shareholders of record who owned five percent or more of any class of shares of each Acquired Fund are set forth on Appendix C to this Proxy Statement. As provided under the governing documents of Financial Investors Trust, the presence in person or by proxy of at least one-third of the votes entitled to be cast on any matter shall be a quorum as to such matter; provided, however, that any lesser number shall be sufficient for the adjournment of the Shareholder Meeting. Approval of the Plan for an Acquired Fund will require the affirmative vote of a majority of the shares voted in person or by proxy of that Fund. If a quorum of shareholders of the Acquired Funds is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the Reorganization described in this Proxy Statement are not received, the persons named as proxies may adjourn the Special Meeting of the Acquired Funds one or more times to permit further solicitation of proxies.

HOW TO VOTE

You can vote your shares in person at the Special Meeting or by mail as set forth below:

●	Mail: To vote your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope. If you sign, date, and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.
●	In-Person: To vote your proxy in person, you must attend the meeting at the principal executive offices of Financial Investors Trust, located at 1290 Broadway, Suite 1000 on August 7, 2025 at 10:00 a.m. Mountain time.
●	Internet: www.proxyvotenow.com/VULCAN2025
●	Phone: Call 855-672-4278 toll free.
○	Read the Proxy Statement and have your Proxy Card at hand.
○	Use any touch-tone telephone.
○	Follow the simple recorded instructions.

If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank, or other nominee, you should contact your nominee about voting in person at the Special Meeting.

PROXIES

All proxies solicited by the Board that are properly executed and received by the Secretary prior to the Special Meeting, and are not revoked, will be voted at the Special Meeting. A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use the Acquired Fund receives written notification to the contrary from any one of such persons. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy, it will be voted “FOR” the matters specified on the proxy. All shares that are voted and votes to “ABSTAIN” will be counted towards establishing a quorum.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the relevant Acquired Fund. You may also give written notice of revocation in person at the Special Meeting. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

QUORUM AND ADJOURNMENTS

The presence in person or by proxy of the holders of record of each Acquired Funds’ shares issued and outstanding and entitled to vote representing more than one-third of the total combined value net asset value of all Acquired Funds’ shares issued and outstanding and entitled to vote will be considered a quorum for the transaction of business with respect to each Acquired Fund. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each Shareholder at the Shareholder's address as it appears on the relevant Fund’s records.

EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because the proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, the Trust does not expect to receive broker non-votes. Abstentions will have the same effect as votes against the proposal.

The Acquired Fund understands that the New York Stock Exchange (the “NYSE”) has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealer firms’ request for voting instructions may not vote such customer’s shares on a reorganization. Therefore, NYSE broker-dealers that have not received customer instructions will not be permitted to vote customer shares with respect to the Reorganization.

SOLICITATION OF PROXIES

Given the shareholder makeup of both Funds, this will be a proactive outbound solicitation with follow-up reminder mailings. The solicitation also may include oral communications. Sodali & Co. has been retained to aid in the solicitation of proxies, at an anticipated cost of approximately $40,000 exclusive of printing costs. Vulcan has agreed to be responsible for the paying, or causing to the paid, the expenses relating to the Reorganizations.

OTHER INFORMATION

OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

APPRAISAL RIGHTS

Shareholders will have no appraisal rights in connection with the Reorganizations.

NEXT MEETING OF SHAREHOLDERS

The Acquired Funds do not hold regular meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Acquired Funds’ Secretary within a reasonable time before the proxy materials for the next meeting are sent to shareholders. Timely submission of a proposal does not necessarily mean that the proposal will be included.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganization and the federal income tax consequences of the Reorganizations will be passed upon by Thompson Hine LLP.

EXPERTS

The financial statements of the Acquired Funds incorporated into this Combined Proxy Statement and Prospectus by reference from the Acquired Funds’ Annual Financial Statements on Form N-CSR for the period ended April 30, 2024 have been audited by Cohen & Company, Ltd, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Because the Acquiring Funds will not be in operation until after the Reorganizations, there are currently no financial statements for the Acquiring Funds.

AVAILABLE INFORMATION

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC. Reports and other information filed by the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Reports, proxy statements and other information that may be filed with the Exchange and also may be inspected at the offices of the Exchange.

APPENDIX A – AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Reorganization Agreement”) is made as of this 5th day of May, 2025 by Elevation Series Trust, a Delaware statutory trust (“Acquiring Trust”), separately on behalf of each of Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, (each a separates series of the Acquiring Trust, and each an “Acquiring Fund”); Financial Investors Trust, a Delaware statutory trust (“Selling Trust”), separately on behalf of each of Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a separate series of the Selling Trust and each an “Acquired Fund”) (the Acquiring Funds and Acquired Funds may be referred to herein individually as a “Fund” and collectively as the “Funds”); Vulcan Value Partners LLC, a Delaware limited liability company (“Adviser”), the proposed investment adviser to each Acquiring Fund (only for purposes of Sections 1.7, 5.10, 5.12, 9.1 and 9.2 of this Reorganization Agreement). The principal place of business of the Adviser is Three Protective Center, 2801 Highway 280 South, Suite 300, Birmingham, AL 35223; the principal place of business of the Acquiring Trust is 1700 Broadway, Suite 1850, Denver, Colorado 80290; and the principal place of business of the Selling Trust is 1290 Broadway, Suite 1000, Denver, CO 80203. Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other series of the Acquiring Trust or the Selling Trust or the assets of any other series of the Acquiring Trust or the Selling Trust be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

This Reorganization Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of:

(a)	the transfer of all the assets of each Acquired Fund to the corresponding Acquiring Fund (as set forth in Exhibit A hereto), in exchange solely for shares of beneficial interest, no par value per share, of Investor Class shares and Institutional Class shares, as applicable, of the Acquiring Fund (collectively, “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund; and

(b)	the pro rata distribution, on a class-by-class basis, as applicable, of all the Investor Class shares of the Acquiring Fund to the Investor Class shareholders of the Acquired Fund, and, if applicable, of all of the Institutional Class shares of the Acquiring Fund to the Institutional Class shareholders of the Acquired Fund (as calculated pursuant to this Reorganization Agreement), and the termination, dissolution and complete liquidation of the Acquired Funds as provided herein, all upon the terms and conditions set forth in this Reorganization Agreement (each a “Reorganization” and collectively, the “Reorganizations”).

WHEREAS, each Acquiring Fund is a separate series of the Acquiring Trust, each Acquired Fund is a separate series of the Selling Trust, the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”), and each Acquired Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, each Acquiring Fund has been organized to continue the business and operations of the Acquired Fund;

WHEREAS, each Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, each Acquiring Fund currently has no assets and has carried on no business activities prior to the date first written above and will have no assets and will have carried on no business activities prior to the consummation of the Reorganization, except as necessary to consummate the Reorganization and to issue the Initial Shares (as defined in Section 1.10 of this Reorganization Agreement) as part of the organization of the Acquiring Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust, including a majority of the trustees who are not “interested persons” of the Acquiring Trust as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Selling Trust, including a majority of its Independent Trustees, has determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders of each Acquired Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE Acquired FUND IN EXCHANGE FOR
ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE

acquired Funds’ LIABILITIES, AND TERMINATION AND

LIQUIDATION OF THE acquired funds

1.1       THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer all its assets, as set forth in Section 1.2 of this Reorganization Agreement, to the corresponding Acquiring Fund. In consideration for such transfer, each Acquiring Fund agrees (a) to deliver to the corresponding Acquired Fund the number of full and fractional Acquiring Fund Shares of each class corresponding to a class of Acquired Fund shares computed in the manner set forth in Section 2.3 of this Reorganization Agreement; and (b) to assume all the liabilities of the Acquired Fund, as set forth in Section 1.3 of this Reorganization Agreement. All Acquiring Fund Shares delivered to the corresponding Acquired Fund shall be delivered at net asset value (“NAV”) without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 of this Reorganization Agreement (“Closing”).

1.2       ASSETS TO BE TRANSFERRED. Each Acquired Fund shall transfer all its assets to the corresponding Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (as defined in Section 3.1 of this Reorganization Agreement).

1.3       LIABILITIES TO BE ASSUMED. Each Acquired Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, to discharge all its known liabilities and obligations to the extent possible before the Closing Date, other than those liabilities and obligations which otherwise would be discharged at a later date in the ordinary course of business or any liabilities or obligations that are intended to be assumed and paid by another person or entity (including the Adviser). Notwithstanding the foregoing, each Acquiring Fund shall assume all liabilities of the corresponding Acquired Fund, which assumed liabilities shall include all of the corresponding Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether arising in the ordinary course of business, whether determinable at the Closing Date, and whether specifically referred to in this Reorganization Agreement, but excluding liabilities payable by the tail insurance described in Section 4.1(s) of this Reorganization Agreement until such insurance limits are exhausted. Each Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the corresponding Acquired Fund’s current and former trustees and officers, acting in their capacities as such, shall survive each Reorganization and shall continue in full force and effect, without any amendment thereto. Each Acquiring Fund agrees that such rights and limitations may be asserted against the Acquiring Fund and its successors and assigns.

1.4       LIQUIDATION AND DISTRIBUTION. As soon as reasonably practicable after the Closing:

(a)       Each Acquired Fund will distribute all of the corresponding Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1.1 of this Reorganization Agreement on a class-by-class basis to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in Section 2.1 of this Reorganization Agreement) (“Acquired Fund Shareholders”), in proportion to their corresponding class of Acquired Fund shares then held of record and in constructive exchange therefore. That distribution shall be accomplished by the Acquiring Fund’s transfer agent’s opening accounts on the Acquiring Fund’s shareholder records in the Acquired Fund Shareholders’ names and transferring those Acquiring Fund Shares thereto. Each Acquired Fund Shareholder’s account shall be credited with the pro rata number of full and fractional Acquiring Fund Shares of the applicable class having an aggregate NAV equal to the aggregate NAV of the corresponding class of Acquired Fund shares that the Acquired Fund Shareholder holds at the Valuation Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on its books. The corresponding Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer; and

(b)       each Acquired Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 of this Reorganization Agreement.

1.5       OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the corresponding Acquiring Fund’s transfer agent. Shares of each Acquiring Fund will be issued at the Closing to the corresponding Acquired Fund, in an amount computed in the manner set forth in Section 2.3 of this Reorganization Agreement, to be distributed to the corresponding Acquired Fund Shareholders.

1.6      STATE FILINGS. Promptly following the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under state law to cause, implement and complete the termination of each Acquired Fund, and shall file final tax returns with the State of Delaware and elsewhere to the extent required under applicable law.

1.7      TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8      TERMINATION. Each Acquired Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, as soon as possible following the Closing Date and the making of all distributions pursuant to Section 1.4 of this Reorganization Agreement (but no later than six (6) months after the Closing Date). After the Closing Date, each Acquired Fund shall not conduct any business except in connection with its dissolution or as otherwise contemplated hereby.

1.9      BOOKS AND RECORDS. All books and records of each Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the corresponding Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the corresponding Acquiring Fund as soon as practicable following the Closing Date. Each Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods required under applicable law.

1.10    INITIAL SHARES. Prior to the Closing, each Acquiring Fund will issue one share of Investor Class shares and one share of Institutional Class shares (each, an “Initial Share” and collectively, “Initial Shares”) to the Adviser or an affiliate thereof (“Sole Shareholder”), in exchange for $25.00 each for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Shares shall be redeemed and cancelled by the Acquiring Fund in exchange for the same value per share immediately prior to the Closing.

ARTICLE II
VALUATION

2.1      VALUATION OF ASSETS AND LIABILITIES. The value of each Acquired Fund’s net assets shall be the value of all of the Acquired Fund’s assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) less the amount of all of the Acquired Fund’s liabilities as of the Valuation Date. The value of the Acquired Fund’s assets and liabilities shall be determined by using the valuation procedures established by the Acquiring Trust’s Board of Trustees or such other valuation procedures as may be mutually agreed upon by the parties. The aggregate net asset value of each class of the Acquiring Fund Shares shall be the aggregate net asset value of each class of the Acquired Fund computed on the Valuation Date, using the valuation procedures set forth above.

2.2      VALUATION OF SHARES. The NAV per share for the Investor Class of each Acquiring Fund shall be equal to the NAV per share for the Investor Class of the corresponding Acquired Fund computed on the Valuation Date, using the valuation procedures set forth in Section 2.1 of this Reorganization Agreement. The NAV per share for the Institutional Class of each Acquiring Fund shall be equal to the NAV per share for the Institutional Class of the corresponding Acquired Fund computed on the Valuation Date, using the valuation procedures set forth in Section 2.1 of this Reorganization Agreement.

2.3      SHARES TO BE ISSUED.

(a) The number of full and fractional Investor Class shares to be issued by an Acquiring Fund in exchange for the net assets of the corresponding Acquired Fund attributable to the Investor Class of the Acquired Fund shall be equal to the number of full and fractional Investor Class shares of the Acquired Fund issued and outstanding on the Valuation Date, calculated to the third decimal place after the decimal point. Each Investor Class shareholder of the corresponding Acquired Fund will receive the number of full and fractional shares of Investor Class shares of the Acquiring Fund equal to the number of full and fractional Investor Class shares of the Acquired Fund held by that shareholder immediately prior to the Reorganization, calculated to the third decimal place after the decimal point.

(b) The number of full and fractional Institutional Class shares to be issued by an Acquiring Fund in exchange for the net assets of the corresponding Acquired Fund attributable to the Institutional Class of the Acquired Fund shall be equal to the number of full and fractional Institutional Class shares of the Acquired Fund issued and outstanding on the Valuation Date, calculated to the third decimal place after the decimal point. Each Institutional Class shareholder of the corresponding Acquired Fund will receive the number of full and fractional shares of Institutional Class shares of the Acquiring Fund equal to the number of full and fractional Institutional Class shares of the Acquired Fund held by that shareholder immediately prior to the Reorganization, calculated to the third decimal place after the decimal point.

2.4      EFFECT OF SUSPENSION IN TRADING. The Valuation Date and Closing Date (as defined in Section 3.1 of this Reorganization Agreement) shall be postponed, if on the Valuation Date, either:

(a)  the NYSE or another primary exchange on which the portfolio securities of the Acquiring Funds or the Acquired Funds are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or

(b)  trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Funds or the Acquired Funds is impracticable as mutually agreed upon by the parties.

The postponement shall continue until the first business day after the day when trading is fully resumed and reporting is restored.

2.5      DETERMINATION OF VALUE. All computations of value shall be made by Paralel Technologies LLC (“PTL”), the Acquiring Funds’ administrator, in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund and confirmed by ALPS Fund Services, Inc. (“ALPS”), the Acquired Funds’ accounting agent. In the case of differences in valuation, the parties shall discuss in good faith to resolve on the Closing Date.

ARTICLE III
CLOSING AND CLOSING DATE

3.1      CLOSING DATE. The Closing shall occur on July 25, 2025 or such other date as the parties may agree in writing (“Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the NYSE on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE on the Closing Date at the offices of the Selling Trust in Denver, Colorado, or at such other time and/or place as the parties may agree.

3.2      CUSTODIAN’S CERTIFICATE. The Acquired Funds shall cause The Bank of New York Mellon, as custodian for each Acquired Fund (“Custodian”), to deliver to the Acquiring Funds at the Closing a certificate of an authorized officer stating that (a) each Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund. Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Acquired Funds to the custodian for the Acquiring Funds for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Acquired Funds as of the Closing Date for the account of the corresponding Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3      TRANSFER AGENT’S CERTIFICATE. The Acquired Funds shall cause ALPS, as transfer agent for the Acquired Funds (“Acquired Fund Transfer Agent”), to deliver to the Acquiring Funds at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the corresponding Acquired Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Funds shall issue and deliver, or cause the Acquiring Funds’ transfer agent, to issue and deliver to the Secretary of the Selling Trust at the Closing (a) a certificate as to the opening of accounts in the Acquired Fund Shareholders’ names on the Acquiring Fund’s share transfer books; and (b) a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing or provide evidence satisfactory to the corresponding Acquired Fund that such Acquiring Fund Shares have been credited to the corresponding Acquired Fund’s account on the books of the Acquiring Fund.

3.4      DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Reorganization Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1      REPRESENTATIONS OF THE ACQUIRED FUNDS. The Selling Trust, on behalf of each Acquired Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a)  The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)  The Acquired Fund is a separate series of the Selling Trust duly established in accordance with the applicable provisions of the Selling Trust’s Declaration of Trust, as amended.

(c)  The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)  The Acquired Fund is not, and the execution, delivery, and performance of this Reorganization Agreement (subject to shareholder approval) will not result, in a conflict with or a material violation of any provision of the Selling Trust’s Declaration of Trust or By-Laws (collectively, the “Selling Trust Governing Documents”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)  Except for conversion fees, if any, that may be paid to the Acquired Fund Transfer Agent and the Acquired Fund’s Custodian in connection with the Reorganization or as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund has no material contracts or other commitments (other than this Reorganization Agreement) that will be terminated with liability to the Acquired Fund before the Closing Date, except for liabilities, if any, to be discharged as provided in Section 1.3 of this Reorganization Agreement.

(f)  No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Reorganization Agreement. The Acquired Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)  Financial Statements.

(1)  The annual financial statements of the Acquired Fund for the most recently ended fiscal year were prepared in accordance with generally accepted accounting principles and were audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such period, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

(2)  The semi-annual financial statements of the Acquired Fund for the most recently ended semi-annual fiscal period ended were prepared in accordance with generally accepted accounting principles and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such period, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

(h)  Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquired Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subsection (h), distributions of net investment income and net realized capital gains, changes in portfolio securities, a decline in the NAV of the Acquired Fund, or net redemptions shall not constitute a material adverse change.

(i)  All U.S. federal, state, local and other tax returns and reports of the Acquired Fund required by law to have been filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to have been paid (whether shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (g) above. To the best of the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Acquired Fund.

(j)  All issued and outstanding shares of the Acquired Fund are validly issued and fully paid and non-assessable purchasers of the shares will not have any obligation to make payments to the registrant or its creditors (other than the purchase price for the shares) or contributions to the registrant or its creditors solely by reason of the purchasers’ ownership of the shares by the Acquired Fund. All the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquired Fund Transfer Agent as provided in Section 3.3 of this Reorganization Agreement. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Acquired Fund and has no outstanding securities convertible into shares of the Acquired Fund.

(k)  At the time of the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2 of this Reorganization Agreement, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (“1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l)  Other than approval by the Acquired Fund Shareholders, the execution, delivery and performance of this Reorganization Agreement have been duly authorized by all necessary action on the part of the Acquired Fund and the Selling Trust’s Board of Trustees. Subject to approval by the Acquired Fund Shareholders, this Reorganization Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)  The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other laws and regulations.

(n)  The current prospectus and statement of additional information of the Acquired Fund conform, in all material respects, to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Acquired Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o)  From the mailing of the N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement), through the time of the meeting of the Acquired Fund Shareholders (“Acquired Fund Meeting”) and on the Closing Date, any written information furnished by the Acquired Fund for use in the in the N-14 Registration Statement, the post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to each Acquiring Fund Shares under the 1933 Act and the 1940 Act, as applicable (the “Post-Effective Amendment”) , or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(p)  For each taxable year of its operations ending prior to the Closing Date, the Acquired Fund (i) has had in effect an election to qualify as, and has qualified, as a “regulated investment company” under Subchapter M of the Code (“RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, (iii) has been treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provision of prior law) did not apply to it. The Acquired Fund meets all applicable requirements for qualification as a RIC as of the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code that remains unpaid.

(q)  No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Reorganization Agreement by the Selling Trust on behalf of the Acquired Fund, except for the effectiveness of the Acquiring Trust’s Post-Effective Amendment, and the N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement), and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Reorganization Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in Section 5.2 of this Reorganization Agreement.

(r)  The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Selling Trust.

(s)  The Selling Trust maintains or shall obtain a pre-paid, non-cancelable run-off or “tail” insurance policy (e.g., directors and officers/errors and omissions) providing liability coverage to, among others, each Acquired Fund for any claims related to the Acquired Fund for matters arising from conduct or omissions occurring prior to the Closing, which shall include but not be limited to any litigation, administrative proceeding, or investigation of or before any court or governmental body against an Acquired Fund. The term of such policy is or shall be for the period beginning at the Closing Date and ending not less than six years thereafter.

4.2          REPRESENTATIONS OF THE ACQUIRING FUNDS. The Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants to the corresponding Acquired Fund as follows:

(a)  The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)  The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Agreement and Declaration of Trust.

(c)  The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)  The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Shares, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Shares issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Shares immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Shares so that the Acquiring Fund will own no assets at the time of the Closing.

(e)  The Acquiring Fund is not, and the execution, delivery and performance of this Reorganization Agreement will not result, in a violation of the Acquiring Trust’s Amended Agreement and Declaration of Trust or By-Laws, as revised, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f)  No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Reorganization Agreement. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g)  The execution, delivery and performance of this Reorganization Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund and the Acquiring Trust’s Board of Trustees, and this Reorganization Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h)  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Reorganization Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Shares, constitute all the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i)        The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(j)        The prospectus and statement of additional information of the Acquiring Fund filed as part of the Acquiring Trust’s Post-Effective Amendment, which will become effective prior to the Closing Date, conform, and as of the effective date of the Post-Effective Amendment will conform, in all material respects, to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post-Effective Amendment will not, with respect to the Acquiring Trust or the Acquiring Fund, include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(k)       The Acquiring Fund (i) will elect or maintain an election to be a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(l)        No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Reorganization Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Reorganization Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Post-Effective Amendment, and N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement) and the filing of any documents that may be required under the laws of the Delaware and except for such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(m)      The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate to continue its operations after the Closing Date.

(n)       The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

4.3       REPRESENTATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS. Each of the Acquiring Trust and the Selling Trust, on behalf of the Acquiring Funds and Acquired Funds, respectively, represents and warrants to the other, as follows:

(a)       To the knowledge of the Acquiring Trust or the Selling Trust, as applicable, no expenses incurred by an Acquired Fund or on its behalf, in connection with its Reorganization will be paid or assumed by the Acquiring Fund, the Adviser, or any other third party, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than the Acquiring Fund Shares will be transferred to the Acquired Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

(b)      To the knowledge of the Acquiring Trust and the Selling Trust, the Acquired Funds’ Shareholders will be responsible for their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization.

ARTICLE V
COVENANTS OF ACQUIRING FUNDS AND Acquired FUNDs

5.1      OPERATION IN ORDINARY COURSE.

(a) Subject to Section 1.2 of this Reorganization Agreement, each Acquired Fund will operate its business in the ordinary course of business between the date of this Reorganization Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. Each Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Reorganization Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Reorganization Agreement being or becoming untrue in any material respect.

5.2     SHAREHOLDER APPROVAL. Each Acquired Fund will call a special Acquired Fund Meeting to consider and act upon this Reorganization Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3      INVESTMENT REPRESENTATION. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Reorganization Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Reorganization Agreement.

5.4      ADDITIONAL INFORMATION; COOPERATION. Each Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares as permitted by shareholder account registrations. The Selling Trust and the Acquiring Trust will provide each other and their respective representatives with such reasonable cooperation, assistance, and information as either of them reasonably may request of the other in filing any tax return, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

5.5      FURTHER ACTION. Subject to the provisions of this Reorganization Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Reorganization Agreement, including any actions required to be taken after the Closing Date. In particular, each Acquired Fund covenants that it will, as and when reasonably requested by the corresponding Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Acquired Fund’s assets and otherwise to carry out the intent and purpose of this Reorganization Agreement.

5.6      STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of each Acquired Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7      PREPARATION OF N-14 REGISTRATION STATEMENT. The Acquiring Trust will prepare and file, or shall have prepared and filed, with the U.S. Securities and Exchange Commission (“Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders (the “N-14 Registration Statement”). The N-14 Registration Statement shall be in compliance, in all material respects, with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the N-14 Registration Statement and related materials, for inclusion therein, in connection with the Acquired Fund Meeting to consider the approval of this Reorganization Agreement and the transactions contemplated herein.

5.8      REPORTING RESPONSIBILITY. Any reporting responsibility of an Acquired Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Acquired Fund.

5.9      TAX STATUS OF REORGANIZATIONS. The parties intend that each Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Selling Trust, each Acquired Fund, the Acquiring Trust or the corresponding Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the parties to this Reorganization Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Thompson Hine LLP to render the tax opinion contemplated in this Reorganization Agreement.

5.10    COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT. (a) The Acquiring Trust agrees that for a period of three (3) years after the Closing Date, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Trust, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of the Adviser; and (b) the Adviser agrees that for a period of two (2) years after the Closing Date, neither the Adviser nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Funds (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.11    STATEMENT OF ASSETS AND LIABILITIES. Each Acquired Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the corresponding Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.12    CONFIDENTIALITY.

(a)  The Acquiring Trust, each Acquiring Fund, the Selling Trust, each Acquired Fund, and the Adviser (“Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Reorganization Agreement, except such information may be disclosed (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Reorganization Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Reorganization Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)  In the event of a termination of this Reorganization Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Reorganization Agreement or otherwise, except such information may be disclosed (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Reorganization Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
CONDITION PRECEDENT TO OBLIGATIONS OF EACH Acquired FUND

The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1  All representations, covenants, and warranties of the Acquiring Trust and the corresponding Acquiring Fund contained in this Reorganization Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The corresponding Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2  The corresponding Acquiring Fund shall have performed and complied, in all material respects, with all terms, conditions, covenants, obligations, agreements and restrictions required by this Reorganization Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

6.3  The Acquiring Trust, on behalf of the corresponding Acquiring Fund, shall have executed and delivered to the Selling Trust an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Assumed Liabilities of the Acquired Fund not discharged prior to the Closing Date in accordance with Section 1.3 of this Reorganization Agreement.

6.4  The Acquired Fund shall have received on the Closing Date an opinion from Thompson Hine LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund substantially to the effect that:

(a)  The Acquiring Trust has been formed as a statutory trust and is existing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a statutory trust under its Amended Agreement and Declaration of Trust to carry on its business as an open-end investment company. The Acquiring Fund has been established as a separate series of the Trust under the Amended Agreement and Declaration of Trust.

(b)  The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)  Assuming that the consideration of not less than NAV has been paid, the corresponding Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders, as provided by this Reorganization Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d)  Each of the N-14 Registration Statement and Post-Effective Amendment are effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(f)        The execution and delivery of this Reorganization Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Amended and Restated Declaration of Trust or Code of Regulations.

(g)  This Reorganization Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the corresponding Acquiring Fund and, assuming due authorization, execution and delivery of this Reorganization Agreement by the Selling Trust, on behalf of the Acquired Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Thompson Hine LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Thompson Hine LLP and local counsel may reasonably request of the Funds, and the Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1          All representations, covenants, and warranties of the Selling Trust and the corresponding Acquired Fund contained in this Reorganization Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The corresponding Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Acquired Fund’s name by the Selling Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2          The corresponding Acquired Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Reorganization Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing.

7.3          The Acquiring Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a)  The Selling Trust has been formed as a statutory trust and is existing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a statutory trust under its Declaration of Trust, to carry on its business as an open-end investment company. The corresponding Acquired Fund has been established as a separate series of the Selling Trust under the Declaration of Trust.

(b)  The Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquired Fund of the transactions contemplated herein, except as have been obtained.

(d)  The execution and delivery of this Reorganization Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Trust’s Declaration of Trust, as amended (assuming approval of the Acquired Funds Shareholders has been obtained) or its By-Laws.

(e)  This Reorganization Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Selling Trust on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of this Reorganization Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Acquired Fund enforceable against the Selling Trust on behalf of the Acquired Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Davis Graham & Stubbs LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP and local counsel may reasonably request of the Funds, and the Acquired Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.4          The Acquiring Trust shall have received on the Closing Date evidence of an effective and fully paid tail insurance policy as required by Section 4.1(s).

7.5          Each Acquired Fund will, within five (5) business days prior to the Closing Date, as such term is defined in Section 3.1 of this Reorganization Agreement, furnish the corresponding Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the fulfillment of the following conditions (or waiver by the affected parties, except for Section 8.1 and Section 8.7 of this Reorganization Agreement):

8.1          This Reorganization Agreement and the transactions contemplated herein, with respect to each Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1 of this Reorganization Agreement.

8.2          This Reorganization Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Selling Trust, each in accordance with Rule 17a-8 under the 1940 Act, and each Fund shall have delivered to the other a copy of the resolutions approving this Reorganization Agreement adopted by its Board, certified by its Secretary or equivalent officer.

8.3          The Acquiring Trust, on behalf of and with respect to each Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4          On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Reorganization Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Reorganization Agreement or the transactions contemplated herein.

8.5          All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6          The Post-Effective Amendment shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. To the best knowledge of the parties to this Reorganization Agreement, no investigation or proceeding for these purposes shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.7          The Funds shall have received an opinion of Thompson Hine LLP, addressed to the Acquiring Trust, the Selling Trust, and their Boards of Trustees, respectively, substantially to the effect that with respect to each Reorganization for U.S. federal income tax purposes:

(a)  The transfer of all of each Acquired Fund’s assets to the corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund followed by the pro rata distribution, by class, by the Acquired Fund of all the Acquiring Fund Shares to the corresponding Acquired Fund Shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)  Under Section 1032(a) of the Code, no gain or loss will be recognized by an Acquiring Fund upon the receipt of all the assets of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the corresponding Acquired Fund.

(c)  Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by an Acquired Fund upon the transfer of all the Acquired Fund’s assets to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the corresponding Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)  Under Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in complete liquidation of the Acquired Fund pursuant to a Reorganization.

(e)  Under Section 358(a)(1) of the Code, the aggregate adjusted basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to a Reorganization will be the same as the aggregate adjusted basis of the Acquired Fund shares exchanged therefor by such shareholder.

(f)   Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization.

(g)  Under Section 362(b) of the Code, the adjusted basis of each of the assets of an Acquired Fund that is transferred to the corresponding Acquiring Fund will be the same as the adjusted basis of such assets to the Acquired Fund immediately before the Reorganization.

(h)  Under Section 1223(2) of the Code, the holding period of the assets of the Acquired Fund in the hands of the corresponding Acquiring Fund will include the period during which those assets were held by the Acquired Fund (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

(i)   The Acquiring Fund will succeed to and take into account the items of the corresponding Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. In particular, under Treasury Regulations § 1.381(b)-1(a)(2), the Acquiring Fund will be treated for purposes of section 381 of the Code just as the corresponding Acquired Fund would have been treated if there had been no Reorganization, the tax attributes of the Acquired Fund enumerated in Section 381(c) of the Code shall be taken into account by the Acquiring Fund as if there had been no Reorganization, and the taxable year of the Acquired Fund will not end on the date of the Reorganization merely because of the closing of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on the applicable Acquired Fund or the corresponding Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code; (2) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles upon the transfer of such asset regardless of whether such transfer would otherwise be a non-recognition transaction; (3) whether either an Acquired Fund or Acquiring Fund qualifies or will qualify as a regulated investment company; (4) the federal income tax consequences of the payment of Reorganization Expenses by the Adviser, except in relation to the qualification of the Reorganization as a reorganization under Section 368(a) of the Code; (5) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Acquired Fund Shareholder that is a foreign person; (6) the effect of the Reorganization on the applicable Acquired Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes under a mark-to-market system of accounting (including under Section 1256 of the Code); (7) the effect of the Reorganization on any shareholder of the applicable Acquired Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (8) whether accrued market discount, if any, on any market discount bonds held by an Acquired Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization; or (9) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and each Acquired Fund and the corresponding Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Acquired Funds may waive the conditions set forth in this Section 8.7 of this Reorganization Agreement.

ARTICLE IX
EXPENSES

9.1       The Funds will pay no Reorganization Expenses. The Adviser will pay all Reorganization Expenses including, but not limited to: (a) expenses associated with the preparation and filing of the N-14 Registration Statement and Post-Effective Amendment and amendments thereto; (b) postage; (c) accounting fees; (d) legal fees incurred by each Fund, including fees to counsel of the Selling Trust and counsel to the Independent Trustees of the Selling Trust; (e) solicitation costs of the transaction; (f) expenses associated with special meetings, if any, of the Boards of Trustees of the Acquiring Trust and Selling Trust in connection with the Reorganizations; and (g) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, transfer taxes, exchange fees, and securities registration fees). In addition, the Adviser will pay and/or cause to be paid the costs of the tail insurance set forth in Section 4.1(s) of this Reorganization Agreement. The Adviser agrees that the Reorganization Expenses payable by the Adviser in connection with any tail insurance obtained by the Selling Trust pursuant to this Section 9.1 shall become due immediately upon request by the Selling Trust, and payable by the Adviser within five business days of such request by the Selling Trust. For avoidance of doubt, if a Reorganization is not consummated, the Adviser will bear full responsibility for payment of the Reorganization Expenses and any payments made by the Adviser in connection with any tail insurance obtained by the Selling Trust pursuant to this Section 9.1 shall be non-refundable.

9.2       At the Closing, the Adviser shall pay the estimated costs of the Reorganizations pursuant to Section 9.1, and any remaining balance within thirty (30) days after the Closing.

9.3       Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.4       Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of an Acquired Fund or an Acquiring Fund, as the case may be, as a RIC.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

10.1     The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Reorganization Agreement constitutes the entire agreement between and among the parties.

10.2     Except for the covenants set forth in Sections 1.4, 1.9, 5.5, 5.6, 5.10, 5.11, 5.12, 9.1, 9.2 and 10.2 of this Reorganization Agreement, the representations, warranties, and covenants contained in this Reorganization Agreement or in any document delivered pursuant to or in connection with this Reorganization Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1        This Reorganization Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their respective Boards of Trustees. In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Reorganization Agreement at or before the Closing Date due to:

(a)  a willful material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof to the breaching party and prior to the Closing Date;

(b)  a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)  a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Acquired Fund, respectively.

11.2        In the event of any such termination, in the absence of willful material default, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Trust, the Acquired Fund, the Adviser, or their respective board members, members, shareholders and officers, but Section 9.1 shall continue to apply. In the event of willful material default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII
AMENDMENTS

12.1        This Reorganization Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their respective Boards of Trustees; provided, however, that following the Acquired Fund Meeting called by the Acquired Funds pursuant to Section 5.2 of this Reorganization Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

13.1        The article and section headings contained in this Reorganization Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Reorganization Agreement.

13.2        This Reorganization Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3        This Reorganization Agreement shall be governed by and construed in accordance with the laws of Delaware, without regard to conflict of laws.

13.4        This Reorganization Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Reorganization Agreement.

13.5      It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally but shall bind only the property of the respective Fund, as provided in the trust instrument of the Acquiring Trust and the Selling Trust Governing Documents. Moreover, no series of the Selling Trust or Acquiring Trust other than the Acquired Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Selling Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder. The execution and delivery of this Reorganization Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Funds and the Board of Trustees of the Selling Trust on behalf of the Acquired Funds and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the property of the respective Fund.

ARTICLE XIV
NOTICES

14.1      Any notice, report, statement or demand required or permitted by any provisions of this Reorganization Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Reorganization Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

(signature page follows)

IN WITNESS WHEREOF, the parties have duly executed this Reorganization Agreement, all as of the date first written above.

ELEVATION SERIES TRUST, separately on behalf of each of Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

By:	/s/ Bradley Swenson
Name:	Bradley Swenson
Title:	President

FINANCIAL INVESTORS TRUST, separately on behalf of each of Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund

By:	/s/ Lucas Foss
Name:	Lucas Foss
Title:	President

The undersigned is a party to this Reorganization Agreement for the purposes of Sections 1.7, 5.10, 5.12, 9.1 and 9.2 only

VULCAN VALUE PARTNERS LLC

By:	/s/ Josh Jones
Name:	Josh Jones
Title:	Chief Compliance Officer

EXHIBIT A

Column A (Acquiring Funds)	Column B (Acquired Funds)
Vulcan Value Partners Fund	Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund	Vulcan Value Partners Small Cap Fund

APPENDIX B - FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUNDS

The Acquiring Funds will adopt the financial statements of the corresponding Acquired Fund, the accounting survivor of each Reorganization. The audited financials of the Acquired Funds are included in the Acquired Funds’ annual report, which is incorporated herein by reference.

The financial highlights tables are intended to help you understand the Acquired Funds’ financial performance for the Acquired Fund’s five most recent fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Acquired Funds’ independent registered public accounting firm, whose report, along with the Acquired Funds’ financial statements, is included in the Acquired Funds’ annual report, which is available upon request. The information for the fiscal years ended April 30, 2020 through April 30, 2023, was audited by another Independent Registered Public Accounting Firm.

VULCAN VALUE PARTNERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period or years presented.

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions
Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate
(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.
For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
$25.21		$19.01	$20.74	$29.87	$19.50	$21.05
0.03		—	0.00 (b)	(0.16)	(0.14)	0.03
1.73		6.21	(0.74)	(5.75)	11.42	(0.53)
1.76		6.21	(0.74)	(5.91)	11.28	(0.50)

—		(0.01)	—	—	0.00 (b)	0.00 (b)
—		—	(0.99)	(3.22)	(0.91)	(1.05)
—		(0.01)	(0.99)	(3.22)	(0.91)	(1.05)
—		—	—	—	0.00 (b)	0.00 (b)
1.76		6.20	(1.73)	(9.13)	10.37	(1.55)
$26.97		$25.21	$19.01	$20.74	$29.87	$19.50

6.98	%(c)	32.68%	(2.99%)	(22.93%)	58.62%	(3.15%)

$148,437		$170,238	$232,565	$437,470	$624,789	$500,309

1.12	%(d)	1.08%	1.08%	1.06%	1.08%	1.09%
1.12	%(d)	1.08%	1.08%	1.06%	1.08%	1.09%

0.25	%(d)	(0.02%)	0.01%	(0.54%)	(0.57%)	0.12%

22	%(c)	32%	40%	49%	67%	80%

For a share outstanding throughout the period or years presented.

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions
Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period May 1, 2019 (Inception) to April 30, 2020
$25.40	$19.15	$20.84	$29.93	$19.52	$21.02
0.07	0.04	0.04	(0.10)	(0.09)	0.09
1.76	6.26	(0.74)	(5.77)	11.46	(0.51)
1.83	6.30	(0.70)	(5.87)	11.37	(0.42)

—	(0.05)	—	—	(0.05)	(0.03)
—	—	(0.99)	(3.22)	(0.91)	(1.05)
—	(0.05)	(0.99)	(3.22)	(0.96)	(1.08)
—	—	—	—	0.00 (b)	0.00	(b)
1.83	6.25	(1.69)	(9.09)	10.41	(1.50)
$27.23	$25.40	$19.15	$20.84	$29.93	$19.52

7.20%	32.94%	(2.78%)	(22.74%)	59.02%	(2.83	%)(c)

$319,001	$516,084	$696,853	$966,357	$1,147,175	$768,726

1.19%	1.13%	1.13%	1.11%	1.12%	1.14	%(d)
0.85%	0.85%	0.85%	0.85%	0.85%	0.85	%(d)

0.49%	0.20%	0.23%	(0.34%)	(0.36%)	0.40	%(d)

22%	32%	40%	49%	67%	80	%(c)

VULCAN VALUE PARTNERS SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions
Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
$11.49		$10.87	$14.47	$22.62	$12.01	$17.31
0.04		0.04	0.01	(0.10)	(0.10)	0.12
0.85		0.62	(2.18)	(3.22)	10.73	(4.57)
0.89		0.66	(2.17)	(3.32)	10.63	(4.45)
—		(0.04)	—	—	(0.02)	(0.08)
—		—	(1.43)	(4.83)	—	(0.77)
—		(0.04)	(1.43)	(4.83)	(0.02)	(0.85)
—		—	—	—	0.00 (b)	0.00 (b)
0.89		0.62	(3.60)	(8.15)	10.61	(5.30)
$12.38		$11.49	$10.87	$14.47	$22.62	$12.01

7.75	%(c)	6.11%	(14.39%)	(21.58%)	88.51%	(27.28%)

$44,125		$48,711	$75,271	$221,910	$310,600	$153,249

1.35	%(d)	1.27%	1.26%	1.25%	1.25%	1.26%
1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%

0.62	%(d)	0.38%	0.12%	(0.47%)	(0.65%)	0.75%

10	%(c)	33%	26%	69%	75%	102%

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions
Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period May 1, 2019 (Inception) to April 30, 2020
$11.62	$10.99	$14.57	$22.70	$12.03	$17.18

0.06	0.07	0.05	(0.04)	(0.06)	0.12
0.86	0.62	(2.20)	(3.26)	10.77	(4.41)
0.92	0.69	(2.15)	(3.30)	10.71	(4.29)

—	(0.06)	—	—	(0.04)	(0.09)
—	—	(1.43)	(4.83)	—	(0.77)
—	(0.06)	(1.43)	(4.83)	(0.04)	(0.86)
—	—	—	—	0.00 (b)	0.00	(b)
0.92	0.63	(3.58)	(8.13)	10.67	(5.15)
$12.54	$11.62	$10.99	$14.57	$22.70	$12.03

7.92%	6.33%	(14.14%)	(21.40%)	89.07%	(26.56	%)(c)

$122,702	$260,944	$343,279	$721,399	$710,679	$247,629

1.40%	1.32%	1.31%	1.27%	1.29%	1.32	%(d)
1.00%	1.00%	1.00%	1.00%	1.00%	1.00	%(d)

0.87%	0.64%	0.42%	(0.19%)	(0.39%)	0.76	%(d)

10%	33%	26%	69%	75%	102	%(c)

APPENDIX C - OWNERSHIP OF SHARES OF THE ACQUIRED FUNDS

Vulcan Value Partners Fund

As of April 30, 2025, the Acquired Funds’ shareholders of record and/or beneficial owners (to Vulcan Value Partners Fund’s knowledge) who owned 5% or more of outstanding shares of any class of the Acquired Fund are set forth below. As of April 30, 2025, the Officers and Trustees of Financial Investors Trust, as a group, owned less than 1% of the outstanding shares of the Acquired Fund.

Name and Address	No. of Shares Owned	% of Class	Share Class	Type of Ownership
Charles Schwab & Co., Inc. San Francisco, CA	4,145,447.481	42.60%	Institutional Class	Record
National Financial Services, LLC Boston, MA	1,398,052.276	14.37%	Institutional Class	Record
J.P. Morgan Securities LLC Newark, DE	778,643.459	8.00%	Institutional Class	Record
Mulligan Holdings LP Madison, NJ	631,501.854	6.49%	Institutional Class	Record
Charles Schwab & Co., Inc. San Francisco, CA	1,410,473.256	27.41%	Investor Class	Record
National Financial Services, LLC Boston, MA	1,158,663.668	22.51%	Investor Class	Record
Pershing LLC Jersey City, NJ	281,610.653	5.47%	Investor Class	Record
Raymond James & Associates, Inc. St. Petersburg, FL	283,209.348	5.50%	Investor Class	Record

Vulcan Value Partners Small Cap Fund

As of April 30, 2025, the Acquired Fund’s shareholders of record and/or beneficial owners (to Vulcan Value Partners Small Cap Fund’s knowledge) who owned 5% or more of outstanding shares of any class of the Acquired Fund are set forth below. As of April 30, 2025, the Officers and Trustees of Financial Investors Trust, as a group, owned less than 1% of the outstanding shares of the Acquired Fund.

Name and Address	No. of Shares Owned	% of Class	Share Class	Type of Ownership
PNC Bank, N.A. Cleveland, OH	417,091.785	5.14%	Institutional Class	Record
Reliance Trust Company Atlanta, GA	1,133,055.746	13.96%	Institutional Class	Record
Reliance Trust Company Atlanta, GA	429,847.294	5.30%	Institutional Class	Record

C-1

Name and Address	No. of Shares Owned	% of Class	Share Class	Type of Ownership
Charles Schwab & Co., Inc. San Francisco, CA	4,086,492.206	50.36%	Institutional Class	Record
National Financial Services, LLC Boston, MA	629,635.114	7.76%	Institutional Class	Record
United Way of Greater Rochester Rochester, NY	508,496.334	6.27%	Institutional Class	Record
Charles Schwab & Co., Inc. San Francisco, CA	708,525.542	27.53%	Investor Class	Record
National Financial Services, LLC Boston, MA	702,550.502	27.30%	Investor Class	Record
John J. McMahon III Birmingham, AL	148,031.151	5.75%	Investor Class	Record

C-2

APPENDIX D - SHAREHOLDER INFORMATION FOR THE ACQUIRING FUNDS

Buying and Selling Fund Shares

The Acquiring Funds, for purposes of this Appendix D, are referred to as the “Funds” and each, a “Fund. Purchases, exchanges and redemptions of the Funds may be made on any business day that the NYSE is open for trading through certain broker-dealers or other financial intermediaries, the Funds’ website at www.vulcanvaluepartners.com/mutual-funds/, by telephone at 205-803-1582, by regular mail at 2801 Highway 280 South, Suite 300 Birmingham, AL 35223, or by a systematic purchase, exchange or withdrawal plan (must be a minimum of $500).

Paralel Technologies LLC (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase, exchange or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Funds retain the right to limit inflows into the Vulcan Funds.

Share Classes

Each Fund currently offers two classes of shares: Investor Class and Institutional Class shares. The initial share class of the Predecessor Funds was redesignated as Investor Class shares effective April 23, 2019.

The minimum initial and subsequent investment in each Fund is set forth in the Prospectus.

Purchasing Shares

Shares of each Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations

The Funds do not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of practices, procedures and controls, designation of anti-money laundering compliance officers, and an ongoing training program (either by the Adviser or its appropriate delegee, including service providers) to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and Transfer Agent have established proper anti-money laundering procedures, are reporting suspicious and/or fraudulent activity and are carrying out a complete and thorough review of all new account opening applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Each Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons. Each Fund may also be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address or bank other than that on record with the applicable Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Funds do not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, Trustees, administrators, or guardians. The Funds’ transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Funds. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Funds have elected to be subject to Rule l8f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of a Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the applicable Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of a Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the applicable Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of such Fund’s remaining shareholders.

Frequent Purchases and Redemptions of Fund Shares

Neither Fund permits market timing or other abusive trading practices. Each Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance.

The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to a Fund and its shareholders, each Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Each Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase, exchanges in the same account(s) in a Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide each Fund with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, each Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that a Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that a Fund will be able to detect or prevent all practices that may disadvantage the Fund.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board.

Fair Value Pricing

The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has appointed the Adviser as the Fund’s valuation designee to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. Accordingly, the Adviser has established procedures for its fair valuation of the Funds’ portfolio investments. Generally, when fair valuing a security held by the Funds, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to the security upon the sale of such security.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to reduce or eliminate federal excise or income taxes or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Funds makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Funds’ eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts will, however, be subject to special tax rules upon distribution from such an account. . This summary is based on current tax laws, which may change.

This discussion only applies to shareholders who are U.S. persons, except where specifically stated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person. Shareholders that are nonresident aliens, foreign trusts or estates, or foreign corporations may be subject to different U.S. federal income tax treatment. If an entity treated as a pass-through entity for U.S. federal income tax purposes (including an entity classified as a partnership or S corporation for federal income tax purposes) is a beneficial owner of Fund shares, the tax treatment of an owner in the pass-through entity will generally depend upon the status of the owner and the activities of the entity. You should rely on your tax adviser for advice about the particular federal, state and local tax consequences regarding your investment in the Fund.

Each Fund has elected or intends to elect and intends to qualify each year for treatment as a RIC. If a Fund meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax qualified account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell your Shares.

Taxes on Distributions

Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income, capital gains or section 199A dividends, except when your investment is held through an IRA, 401(k) or other tax-qualified investment plan. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund's net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Each Fund may realize short-term capital gains from the sale of investments that such Fund owned for one year or less and from investments in section 1256 contracts (as described below). Each Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by a Fund and from other sources.

Some of a Fund’s investments, such as nonequity options, dealer equity options, regulated futures contracts and foreign currency contracts, may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of the Fund’s investment strategies may limit their ability to make distributions eligible for the dividends-received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund(s).

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund(s) shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

Backup Withholding

The Funds (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally are required to withhold and remit to the U.S. Treasury a percentage (24% for tax years beginning before 2026) of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

The cost basis of Shares of the Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxation of Straddles

If positions held by the Funds were treated as “straddles” for federal income tax purposes, or the Funds’ risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment and would not be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Code Section 1256 be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.

Taxation of Certain Investments

Each Fund may acquire debt obligations that have “original issue discount,” which is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in a Fund’s ordinary income when and as it the original issue discount accrues as required by applicable law. Even though payment of that amount may not be received until a later time, and will be subject to a risk of nonpayment, it will be distributed to shareholders as taxable dividends over the term of the instrument.

Each Fund may also buy debt obligations in the secondary market which are treated as having “market discount,” which is generally the excess of a debt obligation’s stated redemption price at maturity over the basis of the obligation immediately atter acquisition by the taxpayer. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but each Fund may elect instead to include the amount of market discount as ordinary income over the term of the instrument even though such Fund does not receive payment of such amount at that time.

Each Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause such Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Funds could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

If a Fund invests in stock of a real estate investment trust (a “REIT”), it may be eligible to pay “section 199A dividends” to its shareholders with respect to certain dividends received by it from its investment in REITs. For taxable years beginning before 2026, section 199A dividends are taxable to individual and other noncorporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.

Net Investment Income Tax

U.S. individuals, trusts, and estates with income exceeding specified thresholds are subject to a 3.8% tax on their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares) to the extent that the taxpayer recognizes gross income (as adjusted) in excess of a certain threshold amount for a year.

U.S. Tax Treatment of Foreign Shareholders

For purposes of this discussion, a foreign shareholder is a shareholder who is not a U.S. person as described above. A foreign shareholder generally will not be subject to U.S. withholding tax on gain from the redemption of shares or on capital gain dividends (i.e., dividends attributable to long-term capital gains of the Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends if such amounts are reported by the Fund. Non-U.S. shareholders are subject to special U.S. tax certification requirements on an appropriate IRS Form W-8 to avoid backup withholding, for interest-related and short-term capital gain dividends to qualify as tax-exempt dividends and to claim any treaty benefits or to otherwise establish their status as a non-U.S. person. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Fund.

Other Reporting and Withholding Requirements.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Acquiring Fund shares, however based on proposed regulations issued by the IRS, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Foreign Investments by the Funds

Interest and other income received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of the Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If the Fund does not so elect, each such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund(s). It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

The Distributor, Paralel Distributors LLC, is a broker-dealer registered with the SEC. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1700 Broadway, Suite 1850, Denver, Colorado 80290.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund will be available on the Fund’s website at https://vulcanvaluepartners.com/mutual-funds/.

Statement of Additional Information

June [ ], 2025

For the Reorganization of

Vulcan Value Partners Fund and Vulcan Value Partners

Small Cap Fund

Each a series of Financial Investors Trust

1290 Broadway, Suite 1000, Denver, Colorado 80203

into

Vulcan Value Partners Fund and Vulcan Value Partners

Small Cap Fund

Each a series of Elevation Series Trust

1700 Broadway, Suite 1850, Denver, Colorado 80290

Acquisition of the Assets and Assumption of the Liabilities

of: Vulcan Value Partners Fund and Vulcan Value

Partners Small Cap Fund, each a series of Financial

Investors Trust

By and in Exchange for corresponding Shares of: Vulcan

Value Partners Fund and Vulcan Value Partners Small

Cap Fund

This Statement of Additional Information (“SAI”) relates specifically to the proposed reorganization of the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Acquired Funds”), each a series of Financial Investors Trust, into the corresponding Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Acquiring Funds”), each a series of Elevation Series Trust (each, a “Reorganization” and together, the “Reorganizations”).

In connection with the Reorganizations, each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in return for shares of the corresponding Acquiring Fund and the corresponding Acquiring Fund’s assumption of the Acquired Fund’s liabilities.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement and Prospectus dated June [ ], 2025 (the “Proxy Statement”), relating to the Reorganizations. To obtain a copy of the Proxy Statement, without charge, please write to the Acquired Funds at the address set forth above or call 205-803-1582.

CONTENTS OF THE SAI

This SAI consists of the cover page and the information set forth below. The Acquiring Funds have not commenced operations as of the date hereof. Accordingly, financial statements for the Acquiring Funds are not available. Copies of the Acquiring Funds’ annual and semi-annual reports, may be obtained when available, without charge, upon request by calling (205) -803-1582 or visiting https://vulcanvaluepartners.com/mutual-funds/.

INFORMATION INCORPORATED BY REFERENCE

This SAI incorporates by reference the following documents, each of which was filed electronically with the Securities and Exchange Commission:

●	the Statement of Additional Information of each Acquired Fund, dated August 31, 2024 (the “Acquired Funds’ SAI”) (File Nos. 33-72424 and 811-8194);

●	the Annual Report for each Acquired Fund for the fiscal year ended April 30, 2024 (the “Acquired Fund’s Annual Report”) (File No. 811-8194); and

●	the Semi-Annual Report for each Acquired Fund for the period ended October 31, 2024 (the “Acquired Funds’ Semi-Annual Report”) (File No. 811-8194).

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of each Acquiring Fund, on a pro forma basis after giving effect to the Reorganization, and its corresponding Acquired Fund are included in the “Summary Comparison of the Funds — Fees and Expenses” section of the Proxy Statement/Prospectus.

The Reorganizations will not result in a material change to either of the Acquired Fund’s investment portfolios due to the investment restrictions of the corresponding Acquiring Fund. As a result, schedules of investments of the Acquired Funds modified to show the effects of the Reorganizations are not required and are not included.

Each Acquiring Fund will be the accounting survivor of the Reorganization of its corresponding Acquired Fund. There are no material differences in accounting policies of the Acquiring Funds as compared to those of the Acquired Funds.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

FOR THE ACQUIRING FUNDS AND ELEVATION SERIES TRUST

The Trust is an open-end management investment company, currently consisting of 15 investment series. This SAI relates to the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund (each, a “Fund” and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on March 7, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Funds are actively managed. The Trust is governed by its Board of Trustees (the “Board”). Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) serves as investment adviser to the Funds. Each Fund’s investment objective is long-term capital appreciation.

Each Fund offers and issues Shares at its net asset value (“NAV”).

Each of the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund acquired all of the assets and liabilities of the predecessor Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively, each a series of Financial Investors Trust (the “Predecessor Funds”), in a reorganization intended to qualify as tax-free on August 22, 2025 (the “Reorganization”). Each of the Predecessor Funds had the same investment objectives, substantially similar strategies and policies as the corresponding Fund at the time of the Reorganization.

Each Fund is advised by Vulcan Value Partners, LLC, (the “Adviser”). The Adviser was also the investment adviser to the Predecessor Funds.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Diversification

As of the date hereof, each Fund is classified as non-diversified. A mutual fund may elect to operate as a “diversified company,” which generally is defined in Section 5(b)(1) of the 1940 Act as any management investment company, if at least 75 percent of the company’s assets consist of cash, cash items, government securities, securities of other investment companies, and other securities. For the purposes of this calculation, “other securities” are limited in regard to any issuer to an amount not greater than 5 percent of the value of the total assets of the management company and to not more than 10 percent of the outstanding voting securities of the issuer. The Funds have chosen to be classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on a Fund’s net asset value (“NAV”) and total return. Being non-diversified may also cause a Fund to be more susceptible to financial, economic, political or other developments that may impact a security. Although a Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Funds’ portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

General Risks

The value of the Funds’ portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Funds could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Funds will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Cyber Security Risk. Investment companies, such as the Funds, and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds, the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which each Fund invests, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such portfolio companies to lose value.

Recent Market Events. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of each Fund’s permitted investments and investment practices and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with each Fund’s investment objective and permitted by each Fund’s stated investment policies. Each of the permitted investments described below applies to the Funds unless otherwise noted.

Borrowing

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Funds’ portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Closed-End Funds

Closed-end funds are investment companies registered with the SEC that issue a fixed number of shares through an initial public offering, after which shares will typically be traded on an exchange such as the New York Stock Exchange (NYSE) or the Nasdaq National Market System. Unlike open-end investment companies, shares of closed-end funds are not redeemable with the fund on a daily basis. The Adviser seeks to select closed-end funds for a Fund’s portfolio whose shares are trading at a discount or premium relative to their underlying net asset values (NAV).

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, such Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Funds will not invest in any unlisted depositary receipts or any depositary receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, a Fund may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Derivative Instruments

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, and swap agreements. Each Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying indicator, a derivative does not carry the same rights as would be the case if the Funds invested directly in the underlying securities.

The SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives the Funds can enter into, treats derivatives as senior securities, and if each Fund’s use of derivatives is more than a limited specified exposure amount, requires the Funds to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Derivative instruments may be used for “hedging,” which means that they may be used when the Adviser seeks to protect the Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for the purpose of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. A Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of the Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised, and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). If the writer of an option wants to terminate its obligation, the writer may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the option writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by the Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the Fund.

Risks of options. A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, or it delivers the underlying instrument upon exercise. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Adviser is not successful in using options in managing the Fund’s investments, a Fund’s performance will be worse than if the Adviser did not employ such strategies.

Developing government regulation of derivatives. The regulation of certain derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s). The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.

Equity Securities

Equity securities, such as the common stock of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio also may cause the value of such Fund’s Shares to decline.

An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

When-Issued Securities - A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership.

Types of Equity Securities:

Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks — Preferred stocks also are units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Medium-Sized Companies — Investors in medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Smaller Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.

Tracking Stocks — A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company, and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Exchange-Traded Funds

The Funds will invest in shares of other investment companies (including exchange-traded funds (“ETFs”)). As the shareholder of another ETF, a Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses each Fund pays in connection with its own operations. A Fund’s investments in other ETFs may be limited by applicable law.

Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price a Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of a Fund’s NAV. The Funds also may invest in ETFs and other investment companies that seek to return the inverse of the performance of an underlying index on a daily, monthly, or other basis, including inverse leveraged ETFs.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that a Fund invests in inverse ETFs, the value of the Fund’s investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The NAV and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

Illiquid Investments

Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. The Funds may not invest in illiquid investments if, as a result of such investment, more than 15% of each Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of the Funds to dispose of illiquid investments readily or at a reasonable price could impair each Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Funds that are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Funds on an ongoing basis. In the event that more than 15% of each Fund’s net assets are invested in illiquid investments, the Funds, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

Investment Company Securities

The Funds intend to invest in the securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and the rules thereunder. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. Under certain circumstances, including in compliance with Rule 12d1-4 under the 1940 Act, the Funds may invest its assets in securities of investment companies, including money market funds, in excess of the limits discussed above.

Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. In addition, if a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Real Estate Investment Trusts (“REITs”)

A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers, or dealers to generate income from its excess cash balances and to invest in securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Securities Lending

Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit it to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.

The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of a Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Short Sales

The Funds may engage in short sales. Short sales are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

A Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. A Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.

Until a Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that the Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

U.S. Government Securities

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to the Funds without the approval of the holders of a majority of each Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Funds present at the meeting if the holders of more than 50% of each Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Funds.

Except with the approval of a majority of the outstanding voting securities, the Funds may not:

1.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry or group of industries.
2.	Issue senior securities, except as permitted under the 1940 Act.
3.	Borrow money, except as permitted under the 1940 Act.
4.	Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.
5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).
6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
7.	Act as an underwriter of another issuer’s securities, except to the extent that the Funds may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Distributor, and the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and its service providers employ a variety of processes, procedures and controls to identify such events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objective, strategies, and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser will provide the Board with an overview of, among other things, its investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer and other service providers such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which each Fund may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board or its designee may meet with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and each Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Funds and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from each Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, each Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees each Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of each Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Bradley Swenson serves as Chairman of the Board and is an interested person of the Trust and Mr. Steven Norgaard serves as the Trust’s Lead Independent Trustee. As Lead Independent Trustee, Mr. Norgaard acts as a spokesperson for the Independent Trustees in between meetings of the Board, serves as a liaison for the Independent Trustees with the Trust’s service providers, officers, and legal counsel to discuss ideas informally, and participates in setting the agenda for meetings of the Board and separate meetings or executive sessions of the Independent Trustees.

The Board is comprised of a super-majority (66.6 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Paralel Technologies LLC, 1700 Broadway, Suite 1850, Denver, Colorado 80290.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Kimberly Storms Birth Year: 1972	Trustee	Since 2022	Ms. Storms served at various roles at ALPS Fund Services, Inc. from 1998 through 2020, including as Senior Vice President - Director of Fund Administration (2004-2020) and Senior Vice President - Director of Fund Management (2020). During her tenure, Ms. Storms served as an officer to certain ETF, closed-end and open-end investment companies (1998-2020) and, within the past 5 years, Principal Financial Officer of ALPS Series Trust (2012-2020), Financial Investors Trust (2013-2020), Liberty All-Star Funds (2013-2020), and Cambria ETF Trust (2020).	17	Sterling Capital Funds (Since October 2022)
Steven Norgaard Birth Year: 1964	Trustee	Since 2022	Mr. Norgaard has been an attorney with Steven K. Norgaard, P.C. since 1994.	18(2)	Frontier Funds (6 Funds) (since 2013); SRH Total Return Fund, Inc. (Since 2011)
Interested Trustees and Officers
Bradley J. Swenson Birth Year: 1972	Trustee, President	Since 2022	Mr. Swenson is President of Paralel Distributors LLC (May 2022 to present) and Chief Compliance Officer of Paralel Technologies LLC (January 2023 to present). He previously served as President of TruePeak Consulting, LLC (August 2021 to December 2023). Mr. Swenson joined ALPS Fund Services, Inc. (“ALPS”) in 2004 and served as its President from June 2019 until June 2021. In this role, he served as an office to certain other closed-end and open-end investment companies. He previously served as the Chief Operating Officer of ALPS (2015-2019). Mr. Swenson also previously served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain ETF, closed-end and open-end investment companies (2004-2015).	17	ALPS Series Trust (March 2021 to March 2022)

(1)	The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services; or have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. For the purposes of this table, all series of the Trust (17 funds, including the Funds) are included in the Fund Complex.

(2)	Mr. Norgaard also serves as a Director of the SRH Total Return Fund, Inc. whose investment adviser is the same as the investment adviser of SRH U.S. Quality ETF and SRH REIT Covered Call ETF, two series of the Trust.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

Bradley Swenson. Mr. Swenson has more than 25 years experienced focused on compliance and distribution in the mutual fund industry. Prior to joining Paralel, he spent seventeen years at ALPS in various capacities including, but not limited to, Chief Compliance Officer, Chief Operating Officer and President of ALPS Fund Services and ALPS Distributors. In addition to those roles Mr. Swenson built and led the Fund CCO services division and served as Fund CCO and President to various closed-end, ETF and mutual fund trusts. Mr. Swenson also held various roles at Janus Capital Group and Oppenheimer Funds including Senior Audit Manager and Compliance Manager. Mr. Swenson graduated from the University of Minnesota-Duluth with a B.S. in Accounting. Mr. Swenson holds FINRA Series 3, 6, 7, 24, 26, and 27 licenses.

Steven K. Norgaard. Mr. Norgaard is lead independent trustee of the Trust and is an attorney and certified public accountant. Since 1994, he has been an attorney with the law firm Steven K. Norgaard, P.C. Prior to starting his own law firm, he was an attorney at McDermott, Will & Emery. In addition, he serves as an independent director on the Board of Directors of the SRH Total Return Fund, Inc. and currently serves as audit committee chair. He has also served on the Board of Directors of ATG Trust Company from 2007-2021; and on the Fronter Funds Board of Directors. Mr. Norgaard served on the Board of Directors of Attorneys’ Title Guaranty Fund, Inc. from 2012 to 2022. Prior to March 2015, Mr. Norgaard served as an independent director of the Boulder Total Return Fund, Inc., the Denali Fund, Inc., and the First Opportunity Fund, Inc., each a closed-end fund, until those funds completed a merger into the Fund currently known as SRH Total Return Fund, Inc. Mr. Norgaard brings significant financial, accounting, legal, regulatory and investment experience to the Board, as well as other directorship experience.

Kimberly Storms. Ms. Storms is the chair of the Audit Committee of the Board of Trustees and is the Trust’s Audit Committee Financial Expert. Ms. Storms has more than 25 years of experience concentrated on mutual fund back office and accounting operations. Ms. Storms served in various roles at ALPS Fund Services from 1998 through 2020, including as Senior Vice President - Director of Fund Administration. She graduated with a B.S. in Finance from the University of Louisiana. Ms. Storms brings significant experience from her prior time serving as an executive officer of several large fund complexes, as well as her knowledge in the accounting, investment and regulatory fields.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Paralel Technologies LLC, 1700 Broadway, Suite 1850, Denver, Colorado 80290. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brenna Fudjack, 1986	Chief Compliance Officer	Indefinite term; since 2023	Ms. Fudjack joined Paralel Technologies LLC as Deputy Chief Compliance officer in 2023. Prior to her current role, Ms. Fudjack served as Manager, Risk & Financial Advisory for Deloitte & Touche LLP from 2022-2023; Director of Compliance for Perella Weinberg Partners Capital Management LP /Agility from 2018-2022; Compliance Officer for Shelton Capital Management from 2017-2018; and Compliance Manager among other compliance roles for ALPS Fund Services, Inc. from 2010-2017.
Nicholas Austin, 1981	Treasurer	Indefinite term; since 2023	Mr. Austin joined Paralel Technologies, LLC as Senior Controller in 2022. Prior to his current role, Mr. Austin served as Vice President/Fund Controller for SS&C ALPS from 2018 until 2022, and as Chief Financial Officer of Champion Medical Center from 2016 until 2018.
Nicholas Adams 1983	Secretary	Indefinite term; since 2025	Mr. Adams joined Paralel Technologies LLC as Investment Counsel in 2025. Prior to his current role, Mr. Adams served as Principal Legal Counsel for SS&C ALPS from 2022 – 2024, and associate counsel for Arnold, Newbold, Sollars and Hollins, P.C. from 2020 – 2022 and Stanziola Estate Law from 2019-2020.

Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the “Exchange Act”).

As of May 7, 2025, no Trustees owned Shares of the Funds.

Board Compensation. The Independent Trustees each receive a fee of $12,500 per quarter, a special meeting fee of $1,000 per meeting, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. The Trust has no pension or retirement plan.

The Adviser will pay all expenses incurred in performing its investment advisory services under this Agreement, including compensation of and office space for officers and employees of the Adviser connected with management of each Fund. The Adviser will not be required to pay any investment advisory related expenses of each Fund other than those specifically allocated to it in the prior sentence. In particular, but without limiting the generality of the foregoing, each Fund will be required to pay fund administration, accounting, legal, medallion distribution, tax, shareholder servicing, transfer agency, brokerage and other expenses of executing Fund transactions; taxes or governmental fees; interest charges and other costs of borrowing funds; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of such Fund's business, as well as any officer and director fees for any officers or directors of such Fund not employed by the Adviser.

The following table shows the compensation anticipated to be earned by each Trustee during the initial fiscal year of the Funds.

Name	Aggregate Compensation From Funds*	Total Compensation From Fund Complex Paid to Trustees*
Interested Trustees
Bradley J. Swenson	$0	$0
Independent Trustees
Kimberly Storms	$4,380	$50,000
Steven Norgaard	$4,380	$50,000

*	Estimated for the initial fiscal year of the Funds.
+	Paid by the Adviser, not the Funds, from its unitary management fee.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. As of May 7, 2025, no Trustees and officers of the Trust owned Shares of the Funds.

CODES OF ETHICS

The Trust, the Adviser and the Distributor (as defined under “The Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Funds’ and their respective shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted the Institutional Shareholder Services Inc. Proxy Voting Guidelines as part of the Adviser’s proxy voting policies for this purpose (“Proxy Voting Policies”) and to assist with voting proxies in a timely manner and making voting recommendations under guidelines adopted by the Adviser. A copy of the Adviser’s Proxy Voting Policies are set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been approved by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of a Fund.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Distributor at 1.877.524.9155 and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Investment Adviser

Vulcan Value Partners, LLC is a Delaware limited liability company located at Three Protective Center, 2801 Highway 280 South, Suite 300, Birmingham, AL 35223, is an SEC registered investment adviser. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund pay the Adviser an annual management fee of 0.85% and 1.00%, respectively, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

As described in the Prospectus under “Fees and Expenses of Each Fund,” the Adviser has contractually agreed to limit the total amount of the Management Fee and Other Expenses that it is entitled to receive from each Fund for at least one-year after the Fund commences operations.

With respect to the Vulcan Value Partner Fund, the Adviser has agreed to limit total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.10% and 0.85% of its average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. The Adviser will be permitted to recapture expenses it has borne under the agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap then in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The agreement is in effect for at least one-year from the date the Fund commences operations, and the Adviser may not discontinue or modify this waiver prior to this date without the approval of the Fund’s Board of Trustees.

With respect to the Vulcan Value Partners Small Cap Fund, the Adviser has agreed to limit total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.15% and 1.00% of its average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. The Adviser will be permitted to recapture expenses it has borne under the agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. This agreement is in effect for at least one-year from the date the Fund commences operations, and the Adviser may not discontinue or modify this agreement prior to this date without the approval of the Board of Trustees.

Fund	Management Fee
Vulcan Value Partners Fund	0.85%
Vulcan Value Partners Small Cap Fund	1.00%

The table below shows the advisory fees paid by the Predecessor Funds for the fiscal periods ended April 30, as applicable to each Fund:

Fund	2025	2024	2023
Predecessor Vulcan Value Partners Fund	$5,124,874	$6,432,411	$8,211,731
Predecessor Vulcan Value Partners Small Cap Fund	$2,426,304	$3,269,725	$5,569,503

The Investment Advisory Agreement with respect to the Funds will continue in force for an initial period of two years. Thereafter, the Investment Advisory Agreement will be renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares of the Funds. The Investment Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

PORTFOLIO MANAGERS

Each Fund is managed by C.T. Fitzpatrick, Stephen Simmons, Colin Casey, and Taylor Cline (the “Portfolio Managers”). This section includes information about the Portfolio Managers, including information about compensation, other accounts managed, and the dollar range of Shares owned.

Compensation

Mr. Fitzpatrick is the majority equity owner of the Adviser and is entitled to receive distributions from the Adviser if and when made to the equity owners of the Adviser, pro rata in proportion to his equity interest. He does not receive a base salary and is not anticipated to receive a bonus.

Mr. Simmons, as a Principal, is entitled to receive distributions from the Adviser if and when made to the equity owners of the Adviser, pro rata in proportion to his equity interest. He does receive a base salary and has the potential for a bonus.

Mr. Casey, as a Principal, is entitled to receive distributions from the Adviser if and when made to the equity owners of the Adviser, pro rata in proportion to his equity interest. He does receive a base salary and has the potential for a bonus.

Mr. Cline, as a Principal, is entitled to receive distributions from the Adviser if and when made to the equity owners of the Adviser, pro rata in proportion to his equity interest. He does receive a base salary and has the potential for a bonus.

Share Ownership

The Funds are required to show the dollar ranges of the Portfolio Manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year or a more recent date for a new portfolio manager. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The following reflects the level of investment by the Portfolio Manager in the Funds.

Dollar Value of Shares Owned Beneficially as of April 30, 2025
Portfolio Manager	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
C. T. Fitzpatrick	$500,001 - $1,000,000	$100,001 - $500,000

Stephen Simmons	100,001 - $500,000	$500,001 - $1,000,000
Colin Casey	None	None
Taylor Cline	$100,001 - $500,000	$50,001 - $100,000

Other Accounts

In addition to the Funds, the Portfolio Manager managed the following other accounts as of April 30, 2025, none of which were subject to a performance fee:

Portfolio Manager

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
C.T. Fitzpatrick	0	$0	5	$608	295	$5,692
Stephen Simmons	0	$0	5	$608	295	$5,692
Colin Casey	0	$0	5	$608	295	$5,692
Taylor Cline	0	$0	5	$608	295	$5,692

Conflicts of Interest

The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objective, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds.

THE DISTRIBUTOR

The Trust and Paralel Distributors LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for each series of the Trust, including the Funds, and distributes Shares. Shares are continuously offered for sale by the Distributor. The principal business address of the Distributor is 1700 Broadway, Suite 1850, Denver, CO 80290.

The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of each Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of a Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Intermediary Compensation. The Funds or the Adviser may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call 1.877.524.9155.

THE ADMINISTRATOR, CUSTODIAN, AND TRANSFER AGENT

Paralel Technologies LLC (“PTL”), located at 1700 Broadway Suite 1850, Denver, Colorado 80290 serves as the Funds’ administrator and fund accountant. PTL is the parent company of Paralel Distributors LLC, the Funds’ Distributor.

Pursuant to an Administration and Fund Accounting Agreement between the Trust and PTL, PTL provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, PTL does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays PTL a fee based on the Funds’ average daily net assets, subject to a minimum annual fee. PTL also is entitled to certain out-of-pocket expenses for the services mentioned above.

Pursuant to a Custody Agreement, The Bank of New York Mellon (the “Custodian” or “BNY Mellon”), serves as the Custodian of the Funds’ assets. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Funds’ total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

Pursuant to a Transfer Agency Agreement, Paralel Technologies LLC (in such capacity, the “Transfer Agent”) serves as Transfer Agent for the Funds. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee from the Funds.

The Funds were responsible for paying the amounts in the table below to Fund Services for administrative services for the periods ended April 30, as applicable to each Predecessor Fund:

Fund	2025	2024	2023
Predecessor Vulcan Value Partners Fund	$278,166	$315,789	$344,740
Predecessor Vulcan Value Partners Small Cap Fund	$119,902	$153,754	$208,149

LEGAL COUNSEL

Thompson Hine LLP, located at 41 South High Street, Suite 1700, Columbus, Ohio 43215 serves as legal counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen  & Company, Ltd. serves as the independent registered public accounting firm for the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each quarter and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated quarterly.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in the Funds with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s Shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate the Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Funds fail to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEE LIABILITY

The Second Amended and Restated Declaration of Trust (“Declaration of Trust”) provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker-dealer for each specific transaction, the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser may use each Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Funds may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The table below shows the aggregate brokerage commissions paid by the Predecessor Funds for the fiscal periods ended April 30:

Fund	2024	2023	2022
Predecessor Vulcan Value Partners Fund	$226,505	$363,354	$501,547
Predecessor Vulcan Value Partners Small Cap Fund	$494,586	$1,295,739	$2,100,213

Directed Brokerage. Each Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds. The following table shows the amount of any such transactions and related commissions paid by the Predecessor Funds for research services for the fiscal year ended April 30, 2024:

Fund	Commissions	Transactions
Predecessor Vulcan Value Partners Fund	$N/A	$N/A
Predecessor Vulcan Partners Fund Small Cap Fund	$N/A	$N/A

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Funds’ portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Funds; or (iii) sold the largest dollar amounts of Shares.

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

For the periods outlined below, the Predecessor Funds’ portfolio turnover rates were:

Fund	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Vulcan Value Partners Fund	32%	40%	49%
Vulcan Value Partners Small Cap Fund	33%	26%	69%

PURCHASE AND REDEMPTION OF SHARES

Paralel Technologies LLC (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase, exchange or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Vulcan Funds retain the right to limit inflows into the Vulcan Funds.

Share Classes

Each Fund currently offers two classes of shares: Investor Class and Institutional Class shares. The initial share class of the Predecessor Funds was redesignated as Investor Class shares effective April 23, 2019.

The minimum initial and subsequent investment in each Fund is set forth in the Prospectus.

Purchasing Shares

Shares of each Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations

The Funds do not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of practices, procedures and controls, designation of anti-money laundering compliance officers, and an ongoing training program (either by the Adviser or its appropriate delegee, including service providers) to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and Transfer Agent have established proper anti-money laundering procedures, are reporting suspicious and/or fraudulent activity and are carrying out a complete and thorough review of all new account opening applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Each Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons. Each Fund may also be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address or bank other than that on record with the applicable Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Funds do not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, Trustees, administrators, or guardians. The Funds’ transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Funds. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Funds have elected to be subject to Rule l8f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of a Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the applicable Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of a Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the applicable Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of such Fund’s remaining shareholders.

DETERMINATION OF NAV

NAV per Share for the Funds is computed by dividing the value of the net assets of the Funds (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Funds is calculated by PTL and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Funds’ NAV per Share, the Funds’ investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to reduce or eliminate federal excise or income taxes or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Funds makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Funds’ eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.

This discussion only applies to shareholders who are U.S. persons, except where specifically stated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity.

Taxation of the Funds. Each of the Funds will elect or maintain an election to be treated as a separate RIC under the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Funds’ gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Funds’ taxable year, the Funds’ assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Funds’ total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Funds controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent the Funds make investments that may generate income that is not qualifying income, including certain derivatives, the Funds will seek to restrict the resulting income from such investments so that the Funds’ non-qualifying income does not exceed 10% of its gross income.

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.

If either of the Funds fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, that Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate income tax rate (currently, 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Funds as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Funds for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Board determines that a Fund will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Funds may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining each Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Funds and may not be distributed as capital gains to its shareholders. Generally, the Funds may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Each of the Funds will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. Each of the Funds intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each of the Funds intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to the Fund’s shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each of the Funds will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends-received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Funds from an ETF, an underlying fund taxable as a RIC, or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund, or REIT; however, dividends received by a Fund from a REIT are generally not treated as qualified dividend income. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid.

Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain distributions from a Fund that are attributable to certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend, and (2) that is held in an unleveraged position) may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Funds from other RICs are not eligible for the dividends received deduction. To qualify for a dividends received deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.

A Fund that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A Fund’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the Fund’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A Fund may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of each Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Funds. A taxable shareholder may wish to avoid investing in the Funds shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Redemption or Exchange of Shares. A redemption or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares (including either a redemption or an exchange for shares of a different fund) will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares, and may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares.

Taxation of Shareholders – Net Investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the redemption or exchange of Shares). This 3.8% tax also applies to portions of the undistributed net investment income of certain shareholders that are estates and trusts that exceed certain threshold amounts.

Taxation of Fund Investments. Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each of the Funds intends to monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent that a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Backup Withholding. The Funds will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24% for tax years beginning before 2026. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Non-U.S. Shareholders. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. In general, a foreign shareholder of the Fund that intends to qualify for a lower rate of withholding on distributions from a Fund under an applicable U.S. income tax treaty must provide the Fund with proper document (generally on a Form W-8BEN or a Form W-8BEN-E) certifying its eligibility for treaty relief. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided that the Fund receives a properly completed and signed certificate of foreign status (generally on an applicable IRS Form W-8) and certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS Form W-8 may be subject to backup withholding on certain payments from the Funds. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Other Witholding Requirements. Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Funds or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, in many cases, a tax-exempt shareholder may be able to invest in a Fund without receiving UBTI from its investment in the Fund. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Funds if, for example, (i) the Funds invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Funds invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Funds until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

The audited financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Predecessor Funds for fiscal period ended April 30, 2024. You can obtain a copy of the Predecessor Fund’s Semi-Annual and Annual Report to Shareholders without charge by calling the Funds at 205-803-1582.

APPENDIX A

Functional Area / Compliance Topic	Proxy Voting and Class Actions
Oversight Responsibility	Compliance
Source of Requirements	Rule 206(4)-6 under the Advisers Act of 1940 Investment Advisers Act Release No. 2106 (January 31, 2003) https://www.sec.gov/rules/final/ia-2106.htm
Requirements

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, “The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies.”

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

●     Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;

●     Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

●     Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the Maintenance of Books and Records section of this Manual.

The Advisers Act lacks specific guidance regarding an adviser’s duty to direct clients’ participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

Policy

Proxies are assets of Vulcan’s Clients that must be voted with diligence, care, and loyalty. Vulcan will vote each proxy in accordance with its fiduciary duty to its Clients. Vulcan will generally seek to vote proxies in a way that maximizes the value of Clients’ assets. However, Vulcan will document cases in which it chooses to follow any specific proxy voting recommendations conveyed by a Client with respect to that Client’s securities. The Operations and Research Departments coordinate Vulcan’s proxy voting process while the Chief Compliance Officer reviews Vulcan’s elections for any conflicts of interest.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires Vulcan to maintain certain books and records associated with its proxy voting policies and procedures. The Chief Compliance Officer will ensure that Vulcan complies with all applicable recordkeeping requirements associated with proxy voting.

This policy applies to all client accounts, including private funds for which Vulcan or Enduring Equity Enduring Equity Holdings, LLC (“Affiliate”) serves as general partner. Any reference to Vulcan or its Supervised Persons is intended to include those of the Affiliate unless otherwise stated.

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PROCEDURE	RESPONSIBILITY	PROCESS SUMMARY
Voting Procedures	Research, Operations

Absent specific Client instructions, Vulcan has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

●      Any proxy materials received on behalf of clients are forwarded to the Operations Department;

●      The Operations Department will determine which client accounts hold the security to which the proxy relates;

●      Absent material conflicts, the Research Department determines how Vulcan should vote the proxy in accordance with the voting guidelines noted below, and provides instructions on how to vote the proxy to the Operations Department. The Operations Department completes the proxy and vote the proxy in a timely and appropriate manner.

●     Vulcan generally utilizes ProxyEdge, an electronic voting service, to manage the process of meeting notification, voting, tracking, reporting and record maintenance. ProxyEdge provides an automated electronic interface directly to the custodian, bank or broker-dealer. For custodians that are not established in ProxyEdge, Vulcan will vote manually via paper ballot or through other online systems such as the custodian’s website or ProxyVote.com.

For the Affiliate, the investment personnel will notify the Chief Compliance Officer upon receipt of proxy materials with its intended vote for review. Absent material conflicts, the Affiliate will complete the proxy and vote in a timely and appropriate manner. Generally, the affiliate will vote manually via paper ballot or through other systems such as the custodian’s website or ProxyVote.com
Voting Guidelines	Research, Compliance

●     Vulcan will use its best judgment to vote proxies in the best interests of each client. Vulcan’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.

●     Vulcan will generally vote in favor of routine corporate governance proposals such as the election of directors, change in state of incorporation or capital structure and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services.

●      Vulcan will generally vote in favor of management on non-routine corporate governance issues unless voting with management would limit shareholder rights or have a negative impact on shareholder value. Non-routine issues may include, but not be limited to, corporate restructuring, mergers and acquisitions, proposals affecting shareholder rights, anti-takeover issues, executive compensation, and social and political issues.

●     Vulcan may further consider the recommendations of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

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PROCEDURE	RESPONSIBILITY	PROCESS SUMMARY
Conflicts of Interest	Compliance

●     Vulcan will identify any conflicts that exist between its interests and those of the client by reviewing Vulcan’s relationship with the issuer of each security to determine if Vulcan or any of its employees has any financial, business, or personal relationship with the issuer.

●     If a material conflict of interest exists, the CCO will determine whether it is appropriate to disclose the conflict to the affected client, to give the client an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as abstaining, voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

●      Any decision to override a vote due to a conflict of interest will be made by the Research Team and reported to the CCO who will record in writing the basis for any such determination.

●     Vulcan will maintain a record of the resolution of any conflict of interest concerning voting.

●     Vulcan will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, Vulcan may be unable to vote securities that have been lent by the custodian. Also, proxy voting in certain countries involves “share blocking,” which limits Vulcan’s ability to sell the affected security during a blocking period that can last for several weeks. Vulcan believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so Vulcan may elect to abstain from voting when share blocking is required. Vulcan will maintain records of the rationale for any instance in which Vulcan does not vote a Client’s proxy. Vulcan is only responsible for proxy materials received in a timely manner.

●     ProxyEdge will retain the following information in connection with each proxy vote:

○     The Issuer’s name;

○     The security’s ticker symbol or CUSIP, as applicable

○     The shareholder meeting date;

○     The number of shares that Vulcan voted;

○     A brief identification of the matter voted on;

○     Whether the matter was proposed by the Issuer or a security-holder;

○     Whether Vulcan cast a vote;

○     How Vulcan cast its vote (for the proposal, against the proposal, or abstain); and

○     Whether Vulcan cast its vote with or against management.

in Clients’ best interests, but one Client gave specific instructions to vote against management).

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PROCEDURE	RESPONSIBILITY	PROCESS SUMMARY
● If Vulcan votes the same proxy in two directions, the Chief Compliance Officer will maintain documentation describing the reasons for each vote (e.g., Vulcan believes that voting with management is

●      Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the Chief Compliance Officer. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the Chief Compliance Officer.

●      Proxies received after a Client terminates its advisory relationship with Vulcan will not be voted.

Class Actions	Compliance

As a fiduciary, Vulcan always seeks to act in Clients’ best interests with good faith, loyalty, and due care. If within Vulcan’s discretion, the Chief Compliance Officer will determine whether Clients will (a) participate in a recovery achieved through a class actions, or (b) opt out of the class action or (c) separately pursue their own remedy. Vulcan utilizes a third party that oversees the completion of Proof of Claim forms and any associated documentation, the submission of such documents to the claim administrator, and the receipt of any recovered monies. The Chief Compliance Officer will maintain documentation associated with Clients’ participation in class actions.

Employees must notify the Chief Compliance Officer if they are aware of any material conflict of interest associated with Clients’ participation in class actions. The Chief Compliance Officer will evaluate any such conflicts and determine an appropriate course of action for Vulcan.

Vulcan generally does not serve as the lead plaintiff in class actions because the costs of such participation typically exceed any extra benefits that accrue to lead plaintiffs.

Disclosures to Clients	Compliance	Vulcan includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients can contact the Chief Compliance Officer to obtain a copy of these policies and procedures and information about how Vulcan voted with respect to the Client’s securities.
As a matter of policy, Vulcan does not disclose how it expects to vote on upcoming proxies. Additionally, Vulcan does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

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PROCEDURE	RESPONSIBILITY	PROCESS SUMMARY
Recordkeeping	Compliance

The Chief Compliance Officer shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

●      These policies and procedures and any  amendments;

●      Each proxy statement that Vulcan receives;

●      A record of each vote that Vulcan casts;

●      Any document Vulcan created that was material to making a decision how to vote proxies, or that memorializes that voting decision.

●      A copy of each written request from a client for information on how Vulcan voted such client fund’s proxies, and a copy of any written response.

Periodic Reviews	Operations completes a proxy vote checklist and submits the checklist to the Chief Compliance Officer for review and approval.
Related Information	Annual 206(4)-7 Compliance Program Review Report, Compliance Calendar

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PO Box 211230, Eagan, MN 55121-9984	VOTE ONLINE 1. Read the proxy statement. 2. Go to: www.proxyvotenow.com/VULCAN2025 3. Follow the simple instructions.

VOTE BY PHONE 1. Read the proxy statement and have the proxy card at hand. 2. Call toll-free 855-672-4278 3. Follow the simple instructions.

VOTE BY MAIL 1. Read the proxy statement. 2. Check the appropriate box(es) on the reverse side of the proxy card. 3. Sign, date and return the proxy card in the envelope provided

FUND NAME PRINTS HERE

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AUGUST 7, 2025

 THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of the above-referenced Fund (the “Fund”) hereby appoints each of Lucas Foss, Brendan Hamill, and Paul Holland, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on August 7, 2025 at 1290 Broadway, Suite 1000, Denver, CO 80203 at 10:00 a.m. Mountain Time, and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF THIS PROXY IS PROPERLY EXECUTED BUT NO CHOICE IS INDICATED AS TO THE PROPOSAL, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL. DISCRETIONARY AUTHORITY IS HEREBY CONFERRED AS TO ALL OTHER MATTERS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT THEREOF.

CONTROL NUMBER

AUTHORIZED SIGNATURE(S)
This section must be completed for your vote to be counted.

Signature(s) and Title(s), if applicable	Sign in the box above

Date

Note: Please sign exactly as your name(s) appear(s) on this proxy card. If signing for estates, trusts, or other fiduciaries, your title or capacity should be stated and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.

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Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be
held on August 7, 2025.

The Proxy Statement for this Meeting is available at

https://proxyvotinginfo.com/p/vulcanfunds2025

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.
PLEASE CAST YOUR VOTE TODAY!

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

IF YOU ARE NOT VOTING BY PHONE OR INTERNET, PLEASE SIGN AND DATE THIS PROXY CARD ON THE
REVERSE SIDE AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

Please detach at perforation before mailing.

This proxy is solicited on behalf of the Board of Trustees. It will be voted as specified.

If no specification is made, this proxy shall be voted “FOR” the proposal.

The Board of Trustees has voted in favor of the proposal and recommends that you vote “FOR” the proposal.

TO VOTE, MARK BOX(ES) BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

		FOR	AGAINST	ABSTAIN
1.	To approve the Agreement and Plan of Reorganization (the “Plan”) approved by the Board of Trustees of Financial Investors Trust, which provides for the reorganization (the “Reorganization”) of each Acquired Fund, each a series of Financial Investors Trust, into Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, each a newly created series of Elevation Series Trust.	☐	☐	☐

Transact such other business as may properly come before the Meeting.

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PART C
OTHER INFORMATION

Item 15.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article X of the Registrant’s Declaration of Trust (Exhibit (a)(2) to the Registration Statement) and Section 6 of the Distribution Agreement (Exhibit (e)(1)) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other control person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16. Exhibits

(1)	(a)	Certificate of Trust dated March 7, 2022[1]

	(b)	Certificate of Amendment to Certificate of Trust[2]

	(c)	Second Amended and Restated Agreement and Declaration of Trust of Elevation Series Trust dated September 26, 2022[2]

(2)		Amended By-Laws dated September 14, 2022[2]

(3)		Voting Trust Agreement - None

(4)		Agreement of Plan of Reorganization[4]

(5)		Instruments Defining Rights of Security Holders incorporated by reference to the Agreement and Declaration of Trust and By-Laws[2]

(6)	(a)	Investment Advisory Agreement between Elevation Series Trust and Vulcan Value Partners, LLC on behalf of the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund [4]

	(b)	Expense Limitation Agreement between Elevation Series Trust, on behalf of the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, and Vulcan Value Partners, LLC [4]

(7)	(a)	Mutual Fund Distribution Agreement between Elevation Series Trust and Paralel Distributors LLC on behalf of the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund [4]

(8)		None.

(9)	(a)	Custody Agreement between Elevation Series Trust and State Street Bank and Trust Company[2]

	(b)	Letter Agreement adding the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund to the Custody Agreement between Elevation Series Trust and State Street Bank and Trust Company [4]

(10)	(a)	Rule 12b-1 Plan [4]

	(b)	Rule 18f-3 Plan [4]

(11)	(a)	Opinion and Consent of Counsel for the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund [4]

	(b)	Consent of Counsel for the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (filed herewith)

(12)		Form of Opinion and Consent of Thompson Hine LLP, supporting the tax matters and consequences of securities being issued [4]

(13)	(a)	Master Transfer Agency and Services Agreement between Elevation Series Trust and Paralel Technologies LLC with respect to the Trust and Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund [4]

	(b)	Fund Addendum to the Master Transfer Agency and Services Agreement with respect to the Vulcan Funds [4]

	(c)	Amended and Restated Master Administration and Fund Accounting Agreement between Elevation Series Trust and Paralel Technologies LLC (Master Admin Agreement)[3]

	(d)	Fund Addendum to the Master Admin Agreement with respect to the Vulcan Funds [4]

(14)	(a)	Consent of Independent Registered Accounting Firm (filed herewith)

	(b)	Consent of Independent Registered Accounting Firm (filed herewith)

	(c)	Consent of Former Independent Registered Accounting Firm (filed herewith)

(15)		None.

(16)		None.

(17)		None.

[1]	Incorporated by reference to Registrant’s Registration Statement on Form N-1A (1933 Act File No. 333-265972) filed on July 1, 2022.

[2]	Incorporated by reference to Registrant’s Registration Statement on Form N-1A (1933 Act File No. 333-265972) filed on September 30, 2022.

[3]	Incorporated by reference to Registrant’s Registration Statement on Form N-1A (1933 Act File No. 333-265972) filed on September 26, 2023.

[4]	Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (1933 Act File No. 333-287352) filed on May 16, 2025.

Item 17. Undertakings

(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant agrees to file by PEA the final opinion and consent of counsel regarding the tax consequences of the proposed Reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado, on the 24th day of June, 2025.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Bradley Swenson	President, Principal Executive Officer and Trustee	June 24, 2025
Bradley Swenson

/s/ Nicholas Austin	Treasurer and Principal Financial Officer	June 24, 2025
Nicholas Austin	(Principal Accounting Officer)

/s/ Steve Norgaard	Trustee	June 24, 2025

/s/ Kimberly Storms	Trustee	June 24, 2025

EXHIBIT INDEX

(11)	(b)	Consent of Counsel
(14)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Independent Registered Public Accounting Firm
	(c)	Consent of Former Independent Registered Public Accounting Firm

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